UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2023

Date of reporting period:  May 31, 2023

Item 1. Reports to Stockholders.

(a)

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2023

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2022, through May 31, 2023, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the six months ended May 31, 2023, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	2.84%
PIA MBS Bond Fund	2.00%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.15% and 0.15%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.43% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 29, 2024, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and the MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
The PIA BBB Bond Fund returned 2.84% for the six-month period ended May 31, 2023, versus the Bloomberg U.S. Credit Baa Bond Index return of 2.49%. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent approximately 190 different issuers. The Bloomberg U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.

PIA MBS Bond Fund
The PIA MBS Bond Fund returned 2.00% for the six-month period ended May 31, 2023, while the Bloomberg U.S. MBS Fixed Rate Index returned 1.85%. The average 30-year mortgage rate, according to the Freddie Mac Primary Mortgage Market Survey, increased from 6.5% to 6.8% during the period. The Fund’s shorter duration position was a positive, as interest rates rose during the period. Ginnie Mae 30-year MBS underperformed conventional 30-year MBS (Fannie Mae and Freddie Mac), and the Fund’s underweight in Ginnie Mae mortgages was another positive. Lastly, the underweight in 15-year MBS also contributed to the returns, as 15-year MBS underperformed 30-year MBS.

PIA Funds

Bond Market in Review
The Federal Open Market Committee voted to raise the Federal Funds rate four times during the reporting period, by 50 basis points in December 2022 and 25 basis points in February, March and May of 2023, in order to combat increasing inflation.  The yields on 2-year, 5-year, 10-year and 30-year Treasuries increased by 9, 2, 4 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds increased from 133 to 138 basis points. The average option-adjusted spread on fixed rate agency MBS increased from 52 to 56 basis points, and the average life increased from 7.6 to 7.9 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed securities, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2023. We look forward to reporting to you again with the annual report dated November 30, 2023.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg U.S. MBS Fixed Rate Index tracks fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is composed of MBS generics that group the larger universe of eligible agency mortgage pass-through pools according to four main characteristics: agency, program, coupon, and vintage.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Coupon is the annual interest payment that the bondholder receives from issue date until maturity.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2022 through May 31, 2023, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 6.06%, after fees and expenses, for the six months ended May 31, 2023, versus 3.00% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.21% and 0.21%, respectively. PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) incurred by the Fund through at least March 29, 2024, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.25% of the Fund’s average daily net assets. The Net Expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2023
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/22 – 5/31/23).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – May 31, 2023 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/22	5/31/23	12/1/22 – 5/31/23*
PIA BBB Bond Fund
Actual	$1,000.00	$1,028.40	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86

PIA MBS Bond Fund
Actual	$1,000.00	$1,020.00	$1.16
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.16

PIA High Yield (MACS) Fund
Actual	$1,000.00	$1,060.60	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.17%, 0.23%, 0.20%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2023
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2023
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – May 31, 2023
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 92.9%

Aerospace & Defense 3.3%
	Boeing Co.
$1,950,000	5.15%, due 5/1/30	$1,934,125
1,400,000	5.705%, due 5/1/40	1,375,572
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30	982,490
500,000	4.95%, due 3/15/53	475,164
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27	958,930
1,000,000	4.35%, due 4/15/47	871,658
		6,597,939
Agricultural Chemicals 0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30	613,238

Agriculture 0.3%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	572,643

Airlines 0.4%
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27	498,115
	United Airlines 2020-1
	Class B Pass Through Trust
342,500	4.875%, due 7/15/27	327,220
		825,335
Autos 0.4%
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27	444,390
	General Motors Co.
400,000	5.20%, due 4/1/45	332,679
		777,069
Banks 5.6%
	Barclays Plc
1,000,000	4.836%, due 5/9/28	927,296
1,000,000	5.746% (1 Year CMT Rate
	+ 3.000%), due 8/9/33 (g)	967,101
700,000	3.33% (1 Year CMT Rate
	+ 1.300%), due 11/24/42 (g)	489,590
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27	1,635,343
540,000	5.30%, due 5/6/44	494,212
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26	939,871
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26	988,313
	Fifth Third Bancorp
500,000	4.055% (SOFR + 1.355%),
	due 4/25/28 (g)	463,943
225,000	8.25%, due 3/1/38	253,952
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26	764,581
	Morgan Stanley
400,000	2.484% (SOFR + 1.360%),
	due 9/16/36 (g)	302,240
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25	662,361
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%),
	due 3/15/25 (g)	1,910,085
	Westpac Banking Corp.
300,000	3.133%, due 11/18/41	203,305
		11,002,193
Beverages 1.0%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30	611,176
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30	905,623
500,000	4.50%, due 4/15/52	431,319
		1,948,118
Biotechnology 2.7%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27	917,092

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Biotechnology 2.7% (continued)
	Amgen, Inc. (continued)
$1,000,000	5.25%, due 3/2/33	$1,004,605
500,000	2.80%, due 8/15/41	352,556
1,006,000	4.663%, due 6/15/51	883,882
	Biogen, Inc.
700,000	2.25%, due 5/1/30	587,241
	Gilead Sciences, Inc.
1,100,000	1.65%, due 10/1/30	899,406
500,000	2.60%, due 10/1/40	357,230
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31	393,280
		5,395,292
Broker 1.1%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,014,450
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,098,438
		2,112,888
Brokerage Asset Managers Exchanges 0.5%
	Brightsphere Investment
	Group, Inc.
1,000,000	4.80%, due 7/27/26	924,999

Building Materials 0.1%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31	203,063

Cable & Satellite 1.1%
	Charter Communications
	Operating LLC / Charter
	Communications
	Operating Capital
1,000,000	2.80%, due 4/1/31	800,269
1,000,000	2.30%, due 2/1/32	753,425
1,000,000	3.90%, due 6/1/52	630,722
		2,184,416
Casino Hotels 0.4%
	Sands China Ltd.
1,000,000	2.80%, due 3/8/27 (h)	861,636

Cellular Telecom 1.8%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30	1,484,762
600,000	2.25%, due 11/15/31	482,869
1,100,000	3.40%, due 10/15/52	769,668
500,000	5.65%, due 1/15/53	499,743
	Vodafone Group Plc
400,000	4.375%, due 5/30/28	394,485
		3,631,527
Chemicals 0.5%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29	441,783
500,000	6.90%, due 5/15/53	556,791
		998,574
Chemicals-Diversified 0.5%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28	994,701

Coatings/Paint 0.2%
	Sherwin-Williams Co.
600,000	2.20%, due 3/15/32	482,523

Commercial Finance 0.7%
	Air Lease Corp.
450,000	2.875%, due 1/15/26	418,723
1,000,000	5.30%, due 2/1/28	989,244
		1,407,967
Commercial Services 0.4%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26	445,908
	Moody’s Corp.
250,000	2.00%, due 8/19/31	202,850
250,000	3.10%, due 11/29/61	159,395
		808,153

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Communications Equipment 0.3%
	Harris Corp.
$500,000	6.15%, due 12/15/40	$523,375

Computers 1.1%
	Dell International LLC /
	EMC Corp.
900,000	6.02%, due 6/15/26	921,422
500,000	6.20%, due 7/15/30	522,301
500,000	3.45%, due 12/15/51 (c)	321,949
	HP, Inc.
500,000	3.40%, due 6/17/30	437,727
		2,203,399
Construction Materials Manufacturing 0.3%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	603,226

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	465,299

Consumer Products 0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	476,325

Diversified Banks 0.5%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	932,988

Diversified Financial Services 2.4%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,500,000	3.30%, due 1/30/32	1,219,059
	Ally Financial, Inc.
500,000	2.20%, due 11/2/28	399,390
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26	921,940
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27	1,314,165
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28	848,342
		4,702,896
Diversified Manufacturing Operations 0.3%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29	504,795

E-Commerce & Products 0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31	419,608

Electric 0.3%
	American Electric
	Power Co, Inc.
500,000	5.95%, due 11/1/32	522,546

Electric – Distribution 0.3%
	Sempra Energy
600,000	4.125% (5 Year CMT Rate
	+ 2.868%), due 4/1/52 (g)	486,045

Electric – Integrated 4.1%
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31	406,135
	DTE Energy Co.
600,000	1.05%, due 6/1/25	552,078
	Duke Energy Corp.
950,000	2.45%, due 6/1/30	797,123
1,000,000	3.30%, due 6/15/41	734,383
	Eversource Energy
500,000	2.55%, due 3/15/31	419,903
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30	574,697
	NextEra Energy Capital
	Holdings, Inc.
500,000	4.625%, due 7/15/27	497,048
400,000	2.25%, due 6/1/30	332,234
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50	3,123,057
	Southwestern Electric Power Co.
400,000	3.25%, due 11/1/51	263,094
	Xcel Energy, Inc.
500,000	2.35%, due 11/15/31	406,064
		8,105,816

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Electric Utilities 0.4%
	Dominion Resources, Inc.
$470,000	4.90%, due 8/1/41	$417,115
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	383,303
		800,418
Electrical Equipment Manufacturing 0.4%
	Fortive Corp.
750,000	3.15%, due 6/15/26	711,315

Electronic Components and
Semiconductors 1.7%
	Broadcom, Inc.
431,000	4.15%, due 11/15/30	396,765
1,500,000	3.419%, due 4/15/33 (c)	1,246,010
55,000	3.187%, due 11/15/36 (c)	41,166
583,000	4.926%, due 5/15/37 (c)	525,754
	Micron Technology, Inc.
250,000	2.703%, due 4/15/32	197,455
	NXP BV / NXP Funding LLC /
	NXP USA, Inc.
500,000	4.40%, due 6/1/27	487,061
500,000	2.50%, due 5/11/31	408,036
		3,302,247
Electronic Instrumentation 0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31	177,974

Electronics 0.3%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27	564,186

Enterprise Software & Services 2.6%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26	1,539,751
800,000	2.875%, due 3/25/31	680,972
1,400,000	3.65%, due 3/25/41	1,056,283
1,350,000	3.95%, due 3/25/51	994,738
1,000,000	5.55%, due 2/6/53	934,285
		5,206,029
Entertainment 1.0%
	Warnermedia Holdings, Inc.
1,000,000	4.279%, due 3/15/32	874,131
1,500,000	5.141%, due 3/15/52	1,169,655
		2,043,786
Environmental Control 0.5%
	Republic Services, Inc.
1,000,000	0.875%, due 11/15/25	908,254

Finance Companies 0.5%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	969,745

Food 1.0%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,400,368
	General Mills, Inc.
700,000	2.25%, due 10/14/31	577,157
		1,977,525
Food – Confectionery 0.8%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31	1,582,209

Food – Meat products 0.3%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29	575,256

Food – Retail 0.4%
	Kroger Co.
1,000,000	2.20%, due 5/1/30	830,043

Food Wholesale/Distribution 0.4%
	Sysco Corp.
464,000	5.95%, due 4/1/30	489,601
400,000	3.15%, due 12/14/51	269,938
		759,539
General Industrial Machinery 0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30	863,607

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Hand & Machine Tools 0.1%
	Kennametal, Inc.
$330,000	2.80%, due 3/1/31	$267,696

Health and Personal Care Stores 1.7%
	CVS Health Corp.
2,150,000	3.75%, due 4/1/30	1,980,745
500,000	5.125%, due 7/20/45	455,435
1,000,000	5.05%, due 3/25/48	901,166
		3,337,346
Health Care Facilities and Services 0.3%
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	622,164

Healthcare – Products 0.5%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30	489,832
	GE HealthCare
	Technologies, Inc.
500,000	5.857%, due 3/15/30 (c)	515,320
		1,005,152
Healthcare – Services 2.2%
	CommonSpirit Health
600,000	2.782%, due 10/1/30	509,707
	Elevance Health, Inc.
500,000	5.50%, due 10/15/32	517,206
600,000	4.65%, due 8/15/44	534,448
1,000,000	5.125%, due 2/15/53	956,986
	HCA, Inc.
1,000,000	4.125%, due 6/15/29	930,603
600,000	4.375%, due 3/15/42 (c)	486,416
	Humana, Inc.
500,000	4.875%, due 4/1/30	493,349
		4,428,715
Healthcare REITs 0.7%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29	826,332
	Welltower OP LLC
700,000	2.75%, due 1/15/31	578,272
		1,404,604
Insurance 1.0%
	Aon Corp.
600,000	2.80%, due 5/15/30	522,695
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	109,441
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (f)	843,607
	Prudential Financial, Inc.
500,000	5.125% (5 Year CMT Rate
	+ 3.162%), due 3/1/52 (g)	449,343
		1,925,086
Integrated Oils 0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	865,076

Life & Health Insurance 0.2%
	Corebridge Financial, Inc.
500,000	3.90%, due 4/5/32	433,879

Media 1.6%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30	868,505
	Fox Corp.
975,000	4.709%, due 1/25/29	951,148
	Time Warner Entertainment
	Company, LP
810,000	8.375%, due 7/15/33	899,354
	Viacom Inc.
610,000	4.375%, due 3/15/43	424,731
		3,143,738
Medical Equipment and
Supplies Manufacturing 0.3%
	Becton Dickinson and Co.
550,000	4.685%, due 12/15/44	495,712

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Medical Products 0.5%
	Stryker Corp.
$700,000	1.95%, due 6/15/30	$583,810
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26	476,391
		1,060,201
Metals 0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	815,072

Metals and Mining 0.4%
	Newmont Corp.
800,000	4.875%, due 3/15/42	743,139

Nondepository Credit Intermediation 1.5%
	General Motors
	Financial Co., Inc.
600,000	4.00%, due 1/15/25	585,322
1,300,000	3.60%, due 6/21/30	1,127,049
1,500,000	2.35%, due 1/8/31	1,173,413
		2,885,784
Office Property REITs 0.5%
	Alexandria Real
	Estate Equities, Inc.
650,000	1.875%, due 2/1/33	477,542
	Boston Properties LP
675,000	3.25%, due 1/30/31	540,903
		1,018,445
Oil and Gas 3.3%
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31	426,381
	Enterprise Products
	Operating LLC
500,000	2.80%, due 1/31/30	440,264
850,000	4.85%, due 8/15/42	769,013
500,000	3.30%, due 2/15/53	348,354
	Hess Corp.
800,000	5.60%, due 2/15/41	753,164
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,261,366
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31	476,979
700,000	5.55%, due 6/1/45	635,065
	Valero Energy Corp.
750,000	2.80%, due 12/1/31	619,712
655,000	6.625%, due 6/15/37	705,123
		6,435,421
Oil and Gas Extraction 0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	612,791

Oil and Gas Services and Equipment 0.5%
	Halliburton Co.
24,000	3.80%, due 11/15/25	23,374
1,000,000	2.92%, due 3/1/30	885,405
		908,779
Oil Refining & Marketing 0.4%
	Phillips 66
950,000	1.30%, due 2/15/26	863,274

Packaging & Containers 0.2%
	WRKCo, Inc.
500,000	3.90%, due 6/1/28	474,074

Paper 0.5%
	International Paper Co.
700,000	6.00%, due 11/15/41	708,050
	Weyerhaeuser Co.
226,000	7.375%, due 3/15/32	253,586
		961,636
Petroleum and Coal
Products Manufacturing 0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51	361,923

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Pharmaceuticals 3.6%
	AbbVie, Inc.
$700,000	3.20%, due 11/21/29	$636,011
2,200,000	4.55%, due 3/15/35	2,095,731
800,000	4.40%, due 11/6/42	701,930
268,000	4.75%, due 3/15/45	242,452
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27	119,201
	Cigna Group
500,000	4.50%, due 2/25/26	494,837
1,600,000	2.40%, due 3/15/30	1,363,012
600,000	3.40%, due 3/15/50	426,452
	Viatris, Inc.
600,000	2.70%, due 6/22/30	482,365
	Zoetis, Inc.
600,000	2.00%, due 5/15/30	501,255
		7,063,246
Pipeline Transportation of Crude Oil 0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	479,412

Pipeline Transportation of Natural Gas 0.6%
	Williams Partners LP
800,000	3.90%, due 1/15/25	780,810
500,000	5.10%, due 9/15/45	442,804
		1,223,614
Pipelines 4.5%
	Boardwalk Pipelines LP
500,000	3.60%, due 9/1/32	426,644
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	864,163
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29	897,025
250,000	3.40%, due 8/1/51	168,684
	Energy Transfer LP
500,000	4.25%, due 4/1/24	492,739
1,000,000	5.00%, due 5/15/50	818,278
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24	1,006,981
	MPLX LP
1,315,000	4.25%, due 12/1/27	1,265,849
600,000	4.95%, due 3/14/52	493,289
	ONEOK, Inc.
500,000	6.10%, due 11/15/32	507,119
	Plains All American Pipeline LP /
	PAA Finance Corp.
546,000	3.80%, due 9/15/30	485,319
	Targa Resources Corp.
500,000	5.20%, due 7/1/27	493,997
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30	1,021,420
		8,941,507
Property & Casualty Insurance 1.0%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31	1,580,958
	Mercury General Corp.
500,000	4.40%, due 3/15/27	479,068
		2,060,026
Railroad 1.6%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	673,917
1,000,000	2.45%, due 12/2/31	884,950
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	692,091
250,000	2.30%, due 5/15/31	208,033
1,000,000	2.90%, due 8/25/51	641,984
		3,100,975
Real Estate 1.3%
	Crown Castle, Inc.
500,000	3.65%, due 9/1/27	470,805
600,000	2.25%, due 1/15/31	492,378
	Essex Portfolio LP
1,000,000	3.375%, due 4/15/26	952,352
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	699,998
		2,615,533

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Real Estate Investment Trusts 0.3%
	Ventas Realty LP
$500,000	3.75%, due 5/1/24	$489,017

Refining & Marketing 0.3%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	487,701

REITs – Diversified 0.4%
	Equinix, Inc.
500,000	1.55%, due 3/15/28	421,900
100,000	3.90%, due 4/15/32	89,810
	GLP Capital LP /
	GLP Financing II, Inc.
250,000	3.25%, due 1/15/32	202,654
		714,364
REITs – Health Care 0.5%
	Healthpeak Properties
	Interim, Inc.
350,000	2.125%, due 12/1/28	296,947
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33	740,191
		1,037,138
REITs – Office Property 0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31	373,328

Residential Building 0.2%
	DR Horton, Inc.
500,000	2.60%, due 10/15/25	469,350

Restaurants 1.2%
	McDonald’s Corp.
1,100,000	3.50%, due 7/1/27	1,057,713
550,000	4.875%, due 12/9/45	518,166
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30	860,659
		2,436,538
Retail 1.5%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	193,336
	Lowe’s Cos, Inc.
1,000,000	4.50%, due 4/15/30	977,773
500,000	1.70%, due 10/15/30	399,550
1,000,000	5.625%, due 4/15/53	974,626
	Tractor Supply Co.
500,000	1.75%, due 11/1/30	395,178
		2,940,463
Retail – Auto Parts 0.4%
	AutoZone, Inc.
500,000	4.75%, due 8/1/32	487,028
	Genuine Parts Co.
500,000	1.875%, due 11/1/30	388,624
		875,652
Retail – Drug Store 0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30	866,325

Software 0.9%
	Fidelity National
	Information Services, Inc.
600,000	5.10%, due 7/15/32	585,016
	Fiserv, Inc.
600,000	3.85%, due 6/1/25	584,915
	VMware, Inc.
550,000	4.65%, due 5/15/27	539,791
		1,709,722
Software & Services 0.6%
	Equifax, Inc.
500,000	3.10%, due 5/15/30	432,272
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	695,665
		1,127,937

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Telecommunications 1.9%
	British Telecommunications Plc
$855,000	9.625%, due 12/15/30 (d)	$1,059,075
	Deutsche Telekom
	International Finance
345,000	9.625%, due 6/15/30 (e)	415,435
	France Telecom SA
575,000	5.375%, due 1/13/42	571,674
	Grupo Televisa SAB
300,000	6.625%, due 3/18/25	307,214
	Rogers Communications, Inc.
989,000	5.00%, due 3/15/44	870,737
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36	518,963
		3,743,098
Tobacco 2.1%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29	144,885
1,600,000	3.40%, due 5/6/30	1,416,269
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28	860,130
600,000	4.54%, due 8/15/47	429,837
800,000	5.65%, due 3/16/52	685,714
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	587,020
		4,123,855
Transportation 1.1%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,504,830
	FedEx Corp.
1,000,000	3.25%, due 5/15/41	738,157
		2,242,987
Transportation and Logistics 0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28	422,065

Traveler Accommodation 0.3%
	Marriott International Inc/MD
500,000	4.90%, due 4/15/29	490,941

Trucking & Leasing 0.5%
	GATX Corp.
1,300,000	1.90%, due 6/1/31	1,002,441

Utilities 0.5%
	Southern Co.
1,000,000	3.25%, due 7/1/26	950,628

Waste and Environment
Services and Equipment 0.6%
	Waste Connections, Inc.
500,000	4.20%, due 1/15/33	471,722
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31	796,131
		1,267,853
Water 0.3%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30	572,185

Wireless 0.6%
	American Tower Corp.
500,000	2.75%, due 1/15/27	460,360
1,000,000	1.875%, due 10/15/30	793,205
		1,253,565
Wirelines 5.1%
	AT&T, Inc.
1,400,000	2.30%, due 6/1/27	1,268,597
875,000	2.55%, due 12/1/33	687,732
2,368,000	3.50%, due 9/15/53	1,643,471
1,196,000	3.55%, due 9/15/55	820,969
727,000	3.80%, due 12/1/57	515,908
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27	942,828
550,000	3.15%, due 3/22/30	491,994
500,000	2.55%, due 3/21/31	418,790
1,500,000	4.862%, due 8/21/46	1,368,999

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Shares/
Principal Amount		Value
Wirelines 5.1% (continued)
	Verizon Communications,
	Inc. (continued)
$2,000,000	3.55%, due 3/22/51	$1,451,029
600,000	2.987%, due 10/30/56	369,853
		9,980,170
Total Corporate Bonds
(cost $213,525,871)		183,692,068

SOVEREIGN BONDS 5.2%
	Republic of Colombia
600,000	3.875%, due 4/25/27	543,210
	Republic of Indonesia
500,000	3.85%, due 10/15/30	475,979
	Republic of Panama
1,700,000	2.25%, due 9/29/32	1,309,765
750,000	6.70%, due 1/26/36	803,785
	Republic of Peru
400,000	3.00%, due 1/15/34	328,195
1,050,000	6.55%, due 3/14/37	1,152,011
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	1,629,063
	Republic of Uruguay
800,000	4.375%, due 1/23/31	799,414
	United Mexican States
1,300,000	4.50%, due 4/22/29	1,266,438
2,490,000	4.75%, due 3/8/44	2,110,191
Total Sovereign Bonds
(cost $12,266,480)		10,418,050

MONEY MARKET FUND 0.5%
941,951	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 4.98% (a)	941,951
Total Money Market Fund
(cost $941,951)		941,951
Total Investments
(cost $226,734,302)	98.6%	195,052,069
Other Assets less Liabilities	1.4%	2,760,059
TOTAL NET ASSETS	100.0%	$197,812,128

(a)	Rate shown is the 7-day annualized yield as of May 31, 2023.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of May 31, 2023, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2023, the value of these investments was $3,136,615 or 1.59% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of May 31, 2023, and remains in effect until December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

(g)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2023.
(h)
Step-up bond; pays one interest rate for a certain period and can increase thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch made by Standard & Poor’s, Moody’s Investor Service, or Fitch Ratings. The maximum coupon increase is 200 basis points.

Basis point = 1/100th of a percent.
CMT = Constant Maturity Treasury
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2023
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 1.5%

Other Asset-Backed Securities 1.5%
	CF Hippolyta Issuer LLC
$1,349,178	1.69%, due 7/15/60,
	Series 2020-1 Class A (b)	$1,219,910
Total Asset-Backed Securities
(cost $1,348,991)		1,219,910

MORTGAGE-BACKED SECURITIES 91.6%

Commercial Mortgage-Backed Securities 2.3%
	BX Trust
440,000	6.36% (1 Month LIBOR USD
	+ 1.250%), due 11/17/36, Series
	2021-RISE Class B (b) (e)	427,320
	Cold Storage Trust
1,474,486	6.01% (1 Month LIBOR USD
	+ 0.900%), due 11/15/37, Series
	2020-ICE5 Class A (b) (e)	1,446,377
		1,873,697
U.S. Government Securities 89.3%
	FHLMC Pool
253,555	2.50%, due 12/1/31, #G18622	237,210
58,766	5.00%, due 10/1/38, #G04832	59,374
198,003	3.50%, due 5/1/42, #G08491	187,004
298,912	4.00%, due 8/1/44, #G08601	285,266
375,005	3.00%, due 5/1/45, #G08640	341,561
363,291	3.00%, due 5/1/45, #Q33337	330,286
310,050	3.00%, due 1/1/47, #G08741	280,954
175,731	3.50%, due 4/1/48, #Q55213	163,364
75,380	3.50%, due 9/1/48, #G08835	70,064
68,651	4.00%, due 2/1/49, #ZT1710	65,660
1,999,999	2.50%, due 7/1/51, #RA5559	1,710,185
1,999,999	2.00%, due 10/1/51, #SD8172	1,646,521
1,422,748	2.50%, due 12/1/51, #QD2700	1,217,725
25,525	2.00%, due 1/1/52, #SD0856	21,055
1,412,874	2.00%, due 2/1/52, #QD7338	1,165,763
1,857,744	2.00%, due 2/1/52, #SD8193	1,529,172
815,649	2.50%, due 2/1/52, #QD7063	698,294
1,390,178	2.50%, due 2/1/52, #SD8194	1,188,869
2,000,000	2.50%, due 2/1/52, #RA6528	1,710,378
1,415,652	2.00%, due 3/1/52, #SD8199	1,165,265
1,897,061	2.00%, due 4/1/52, #SD8204	1,562,788
1,892,640	3.50%, due 5/1/52, #SD8214	1,738,513
1,461,994	4.50%, due 12/1/52, #SD8275	1,414,029
304,791	2.50%, due 1/1/53, #QF6264	260,605
1,179,368	2.50%, due 1/1/53, #SD8312	1,008,692
	FNMA Pool
38,887	4.00%, due 5/1/26, #AH8174	38,233
345,016	2.50%, due 10/1/31, #BC9305	319,824
232,665	2.50%, due 11/1/31, #BD9466	216,028
83,273	3.50%, due 5/1/33, #BK5720	80,484
76,106	3.50%, due 5/1/33, #MA3364	73,565
203,656	4.00%, due 12/1/39, #AE0215	197,064
331,279	3.50%, due 7/1/43, #AB9774	312,316
440,784	3.00%, due 8/1/43, #AU3363	401,014
141,680	4.00%, due 9/1/44, #AS3392	136,516
538,386	3.00%, due 6/1/45, #AZ0504	489,831
454,167	3.50%, due 12/1/45, #BA2275	425,064
374,750	3.00%, due 7/1/46, #MA2670	339,901
364,056	4.50%, due 5/1/48, #BM4135	358,281
145,073	4.00%, due 7/1/48, #MA3415	138,754
124,649	4.00%, due 8/1/48, #BK5416	119,218
1,170,750	3.00%, due 12/1/50, #FM7827	1,047,013
2,000,001	2.00%, due 5/1/51, #CB0381	1,647,469
1,309,907	3.00%, due 8/1/51, #FM8407	1,170,784
1,244,983	2.00%, due 11/1/51, #FM9646	1,024,491
729,293	2.00%, due 12/1/51, #BT6275	601,470
1,805,939	2.50%, due 1/1/52, #BU7884	1,545,708
1,872,014	2.00%, due 2/1/52, #MA4547	1,540,917
24,301	2.50%, due 2/1/52, #BV3506	20,802
1,848,849	2.50%, due 2/1/52, #MA4548	1,581,730
2,700,248	2.50%, due 3/1/52, #MA4563	2,310,264
1,905,625	2.00%, due 4/1/52, #MA4577	1,568,581
1,886,852	2.50%, due 4/1/52, #MA4578	1,613,608
1,882,813	3.00%, due 4/1/52, #MA4579	1,672,276

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Shares/
Principal Amount		Value
U.S. Government Securities 89.3% (continued)
	FNMA Pool (continued)
$2,000,000	2.50%, due 5/1/52, #BV5577	$1,711,422
1,585,677	3.50%, due 7/1/52, #MA4654	1,456,546
1,473,151	4.00%, due 9/1/52, #MA4732	1,392,586
1,460,321	4.00%, due 10/1/52, #MA4783	1,380,230
2,000,000	4.50%, due 10/1/52, #BW9886	1,934,386
2,000,000	5.50%, due 11/1/52, #BW1298	2,004,786
106,627	2.50%, due 1/1/53, #BW5070	91,169
2,000,000	4.50%, due 6/1/53, #MA5037	1,934,352
	FNMA TBA (d)
2,000,000	3.50%, due 6/15/41	1,835,937
2,000,000	3.00%, due 6/15/42	1,773,458
	GNMA Pool
139,073	5.00%, due 9/15/39, #726311	140,391
111,101	4.00%, due 6/15/45, #AM8608	108,401
83,671	4.00%, due 2/15/46, #AR3772	81,217
66,219	4.00%, due 10/15/46, #AQ0545	64,363
72,450	4.00%, due 12/15/46, #AQ0562	70,683
788,573	3.00%, due 5/15/47, #AW1730	716,701
415,914	3.00%, due 8/15/47, #AZ5554	377,835
249,332	3.50%, due 11/15/47, #BD4824	233,456
227,100	3.50%, due 4/20/49, #MA5875	212,518
152,255	3.50%, due 7/20/49, #MA6039	142,569
161,268	3.00%, due 8/20/49, #MA6089	146,452
418,702	3.00%, due 9/20/49, #MA6153	380,219
437,195	3.00%, due 12/20/49, #MA6338	397,010
1,832,599	2.00%, due 1/20/52, #MA7826	1,554,420
1,818,472	2.50%, due 1/20/52, #MA7827	1,588,801
2,000,000	2.00%, due 2/20/52, #MA7880	1,696,098
1,387,427	2.50%, due 3/20/52, #MA7936	1,211,887
2,000,000	2.50%, due 4/20/52, #MA7987	1,747,312
1,911,654	3.50%, due 6/30/52, #MA8099	1,771,456
2,000,000	2.50%, due 7/20/52, #MA8147	1,747,363
2,000,000	4.00%, due 9/20/52, #MA8267	1,900,538
		72,854,365
Total Mortgage Backed Securities
(cost $80,399,103)		74,728,062

SHORT-TERM INVESTMENTS 11.1%

Money Market Fund 0.8%
671,602	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 4.98% (a)	671,602

U.S. Treasury Bills (c) 10.3%
$8,500,000	4.990%, due 8/17/23	8,407,756
Total Short-Term Investments
(cost $9,080,890)		9,079,358
Total Investments
(cost $90,828,984)	104.2%	85,027,330
Liabilities less Other Assets	(4.2)%	(3,398,525)
TOTAL NET ASSETS	100.0%	$81,628,805

(a)	Rate shown is the 7-day annualized yield as of May 31, 2023.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2023, the value of these investments was $3,093,607 or 3.79% of total net assets.

(c)	Rate shown is the discount rate at May 31, 2023.
(d)	Security purchased on a when-issued basis. As of May 31, 2023 the total cost of investments purchased on a when-issued basis was $3,609,395 or 4.42% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2023.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2023
(Unaudited)

Shares/
Principal Amount		Value
COMMON STOCKS 0.2%

Building Materials 0.2%
2,996	Northwest Hardwoods (d) (e)	$209,720
Total Common Stocks
(cost $137,017)		209,720

CORPORATE BONDS 93.2%

Advertising Sales 0.6%
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
$925,000	4.25%, due 1/15/29 (b)	757,894

Aerospace/Defense 2.4%
	F-Brasile SpA /
	F-Brasile US LLC
1,775,000	7.375%, due 8/15/26 (b)	1,600,553
	Triumph Group, Inc.
1,500,000	9.00%, due 3/15/28 (b)	1,516,875
		3,117,428
Appliances 1.0%
	WASH Multifamily
	Acquisition, Inc.
1,549,000	5.75%, due 4/15/26 (b)	1,383,756

Auto Manufacturers 1.3%
	PM General Purchaser LLC
1,750,000	9.50%, due 10/1/28 (b)	1,641,936

Auto Parts & Equipment 0.9%
	Dornoch Debt Merger Sub, Inc.
1,650,000	6.625%, due 10/15/29 (b)	1,240,648

Building – Heavy Construction 1.3%
	Railworks Holdings LP /
	Railworks Rally, Inc.
1,885,000	8.25%, due 11/15/28 (b)	1,764,995

Building & Construction 1.1%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
1,550,000	6.00%, due 2/1/26 (b)	1,439,384

Building Materials 4.9%
	APi Group DE, Inc.
1,285,000	4.125%, due 7/15/29 (b)	1,117,693
	Eco Material Technologies, Inc.
1,525,000	7.875%, due 1/31/27 (b)	1,450,877
	MIWD Holdco II LLC /
	MIWD Finance Corp.
1,475,000	5.50%, due 2/1/30 (b)	1,189,175
	New Enterprise
	Stone & Lime Co, Inc.
1,400,000	5.25%, due 7/15/28 (b)	1,240,715
	SRM Escrow Issuer LLC
1,650,000	6.00%, due 11/1/28 (b)	1,536,665
		6,535,125
Business Support Services 1.2%
	Calderys Financing LLC
1,500,000	11.25%, due 6/1/28 (b)	1,521,525

Chemicals – Diversified 3.2%
	Iris Holdings, Inc.
1,550,000	8.75% Cash or 9.50% PIK,
	due 2/15/26 (b) (c)	1,456,995
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
2,025,000	6.75%, due 5/15/26 (b)	1,262,436
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, due 5/1/28 (b)	887,134
765,000	6.625%, due 5/1/29 (b)	634,699
		4,241,264
Chemicals – Plastics 1.2%
	Neon Holdings, Inc.
1,650,000	10.125%, due 4/1/26 (b)	1,526,910

Chemicals – Specialty 3.9%
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)	1,194,008
	SCIL IV LLC /
	SCIL USA Holdings LLC
1,450,000	5.375%, due 11/1/26 (b)	1,339,399

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Chemicals – Specialty 3.8% (continued)
	SK Invictus Intermediate II Sarl
$1,550,000	5.00%, due 10/30/29 (b)	$1,232,196
	Unifrax Escrow Issuer Corp.
1,825,000	5.25%, due 9/30/28 (b)	1,376,734
		5,142,337
Commercial Services 4.3%
	Alta Equipment Group, Inc.
1,550,000	5.625%, due 4/15/26 (b)	1,423,055
	CPI Acquisition, Inc.
1,404,000	8.625%, due 3/15/26 (b)	1,356,692
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)	1,318,575
	StoneMor, Inc.
1,970,000	8.50%, due 5/15/29 (b)	1,666,748
		5,765,070
Consumer Services 1.3%
	Cimpress Plc
1,925,000	7.00%, due 6/15/26	1,661,391

Containers – Paper/Plastic 0.9%
	LABL, Inc.
1,350,000	5.875%, due 11/1/28 (b)	1,219,718

Containers and Packaging 0.6%
	Pactiv Evergreen Group Issuer
	LLC / Pactiv Evergreen
	Group Issuer, Inc.
950,000	4.375%, due 10/15/28 (b)	827,930

Converted Paper
Product Manufacturing 1.0%
	Trident TPI Holdings, Inc.
1,250,000	12.75%, due 12/31/28 (b)	1,279,688

Diversified Financial Services 1.0%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
1,675,000	6.375%, due 2/1/30 (b)	1,333,679

Diversified Manufacturing 0.5%
	FXI Holdings, Inc.
795,000	12.25%, due 11/15/26 (b)	733,388

Engineering & Construction 1.6%
	Arcosa, Inc.
1,600,000	4.375%, due 4/15/29 (b)	1,448,359
	Brand Energy &
	Infrastructure Services, Inc.
825,000	8.50%, due 7/15/25 (b)	760,022
		2,208,381
Enterprise Software & Services 1.9%
	Helios Software Holdings, Inc. /
	ION Corporate Solutions
	Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)	1,389,883
	Rocket Software, Inc.
1,400,000	6.50%, due 2/15/29 (b)	1,144,559
		2,534,442
Entertainment 2.4%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)	576,849
	Premier Entertainment Sub
	LLC / Premier Entertainment
	Finance Corp.
1,975,000	5.875%, due 9/1/31 (b)	1,359,590
	Scientific Games Holdings
	LP/Scientific Games
	US FinCo, Inc.
1,500,000	6.625%, due 3/1/30 (b)	1,319,670
		3,256,109
Finance – Commercial 1.2%
	Burford Capital
	Global Finance LLC
700,000	6.25%, due 4/15/28 (b)	654,573
1,050,000	6.875%, due 4/15/30 (b)	971,366
		1,625,939

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Financial Services 0.7%
	Arrow Bidco LLC
$885,000	9.50%, due 3/15/24 (b)	$887,860

Food – Misc/Diversified 1.0%
	B&G Foods, Inc.
1,400,000	5.25%, due 4/1/25	1,320,464

Food and Beverage 0.4%
	H-Food Holdings LLC /
	Hearthside Finance Co, Inc.
1,400,000	8.50%, due 6/1/26 (b)	554,624

Food Service 1.3%
	TKC Holdings, Inc.
600,000	6.875%, due 5/15/28 (b)	510,645
1,850,000	10.50%, due 5/15/29 (b)	1,246,234
		1,756,879
Forest and Paper
Products Manufacturing 1.2%
	Mativ, Inc.
1,810,000	6.875%, due 10/1/26 (b)	1,590,655

Healthcare – Services 2.7%
	Akumin Escrow, Inc.
1,550,000	7.50%, due 8/1/28 (b)	1,051,536
	Hadrian Merger Sub, Inc.
1,300,000	8.50%, due 5/1/26 (b)	1,148,173
	ModivCare Escrow Issuer, Inc.
1,900,000	5.00%, due 10/1/29 (b)	1,446,556
		3,646,265
Household Products/Warehouse 0.9%
	Kronos Acquisition
	Holdings, Inc. / KIK
	Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)	1,142,413

Internet 1.3%
	Getty Images, Inc.
1,743,000	9.75%, due 3/1/27 (b)	1,739,381

Machinery – Diversified 1.1%
	Husky III Holding Ltd.
700,000	13.00% Cash or 13.75% PIK,
	due 2/15/25 (b) (c)	640,500
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
950,000	7.75%, due 4/15/26 (b)	851,618
		1,492,118
Machinery – Farm 0.7%
	OT Merger Corp.
1,651,000	7.875%, due 10/15/29 (b)	965,263

Machinery – Thermal Process 0.9%
	GrafTech Finance, Inc.
1,510,000	4.625%, due 12/15/28 (b)	1,206,017

Machinery Manufacturing 1.4%
	JPW Industries Holding Corp.
1,825,000	9.00%, due 10/1/24 (b)	1,669,245
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (d)	199,500
		1,868,745
Management of Companies
and Enterprises 2.2%
	ION Trading Technologies Sarl
1,500,000	5.75%, due 5/15/28 (b)	1,248,345
	Kevlar SpA
1,875,000	6.50%, due 9/1/29 (b)	1,586,888
	White Cap Parent LLC
180,000	8.25% Cash or 9.00% PIK,
	due 3/15/26 (b) (c)	169,867
		3,005,100
Manufactured Goods 1.1%
	Park-Ohio Industries, Inc.
1,795,000	6.625%, due 4/15/27	1,518,040

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Media 1.1%
	Univision Communications, Inc.
$1,375,000	4.50%, due 5/1/29 (b)	$1,156,244
350,000	7.375%, due 6/30/30 (b)	325,785
		1,482,029
Metals and Mining 2.1%
	SunCoke Energy, Inc.
1,725,000	4.875%, due 6/30/29 (b)	1,422,100
	TMS International Corp./DE
1,700,000	6.25%, due 4/15/29 (b)	1,345,533
		2,767,633
Nonmetallic Mineral
Mining and Quarrying 0.9%
	Knife River Holding Co.
1,250,000	7.75%, due 5/1/31 (b)	1,258,250

Office Automation & Equipment 2.0%
	Pitney Bowes, Inc.
1,650,000	6.875%, due 3/15/27 (b)	1,262,085
	Xerox Holdings Corp.
1,650,000	5.50%, due 8/15/28 (b)	1,404,752
		2,666,837
Offices of Dentists 0.6%
	Heartland Dental LLC /
	Heartland Dental Finance Corp.
775,000	10.50%, due 4/30/28 (b)	757,601

Oil and Gas Drilling 1.1%
	Ensign Drilling, Inc.
1,475,000	9.25%, due 4/15/24 (b)	1,423,262

Oil and Gas Services 3.4%
	CSI Compressco LP /
	CSI Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)	1,605,353
	Enerflex Ltd.
1,400,000	9.00%, due 10/15/27 (b)	1,363,530
	Welltec International ApS
1,600,000	8.25%, due 10/15/26 (b)	1,633,808
		4,602,691
Paper 2.0%
	Clearwater Paper Corp.
1,550,000	4.75%, due 8/15/28 (b)	1,377,263
	Mercer International, Inc.
1,725,000	5.125%, due 2/1/29	1,365,805
		2,743,068
Pipelines 8.8%
	Genesis Energy LP /
	Genesis Energy Finance Corp.
175,000	8.00%, due 1/15/27	170,661
1,450,000	7.75%, due 2/1/28	1,395,297
	Global Partners LP /
	GLP Finance Corp.
500,000	7.00%, due 8/1/27	480,530
1,175,000	6.875%, due 1/15/29	1,081,376
	ITT Holdings LLC
2,029,000	6.50%, due 8/1/29 (b)	1,620,319
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
1,500,000	11.50%, due 2/15/28 (b)	1,414,980
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
1,675,000	7.50%, due 2/1/26 (b)	1,601,992
	Summit Midstream
	Holdings LLC / Summit
	Midstream Finance Corp.
1,475,000	5.75%, due 4/15/25	1,203,984
1,375,000	9.00%, due 10/15/26 (b)	1,304,793
	TransMontaigne Partners
	LP/TLP Finance Corp.
1,736,000	6.125%, due 2/15/26	1,514,165
		11,788,097

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Plastics Product Manufacturing 0.5%
	FXI Holdings, Inc.
$785,000	12.25%, due 11/15/26 (b)	$724,163

Poultry 1.1%
	Simmons Foods, Inc./Simmons
	Prepared Foods, Inc./Simmons
	Pet Food, Inc./Simmons Feed
1,825,000	4.625%, due 3/1/29 (b)	1,484,930

Printing and Related
Support Activities 0.2%
	LABL, Inc.
325,000	9.50%, due 11/1/28 (b)	326,219

Radio 3.0%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)	37,205
	Beasley Mezzanine
	Holdings LLC
2,050,000	8.625%, due 2/1/26 (b)	1,354,797
	Spanish Broadcasting
	System, Inc.
2,000,000	9.75%, due 3/1/26 (b)	1,308,422
	Urban One, Inc.
1,537,000	7.375%, due 2/1/28 (b)	1,385,006
		4,085,430
REITs – Storage 0.8%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)	229,225
1,000,000	5.25%, due 7/15/30 (b)	897,137
		1,126,362
Rental Auto/Equipment 1.0%
	PROG Holdings, Inc.
1,500,000	6.00%, due 11/15/29 (b)	1,327,560

Retail – Office Supplies 0.6%
	Staples, Inc.
1,035,000	7.50%, due 4/15/26 (b)	851,859

Retail – Propane Distribution 1.1%
	Ferrellgas LP /
	Ferrellgas Finance Corp.
1,725,000	5.875%, due 4/1/29 (b)	1,438,460

Tobacco Manufacturing 0.9%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)	1,200,304

Transport – Air Freight 1.0%
	Rand Parent LLC
1,600,000	8.50%, due 2/15/30 (b)	1,383,084

Transportation Services 2.0%
	Bristow Group, Inc.
1,500,000	6.875%, due 3/1/28 (b)	1,400,603
	First Student Bidco, Inc. /
	First Transit Parent, Inc.
1,600,000	4.00%, due 7/31/29 (b)	1,329,555
		2,730,158
Travel Arrangement and
Reservation Services 1.1%
	Lindblad Expeditions
	Holdings, Inc.
1,500,000	9.00%, due 5/15/28 (b)	1,497,252

Water 1.3%
	Solaris Midstream
	Holdings LLC
1,750,000	7.625%, due 4/1/26 (b)	1,699,109
Total Corporate Bonds
(cost $141,468,461)		124,817,119

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Shares		Value
MONEY MARKET FUND 5.3%
7,119,912	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 4.98% (a)	$7,119,912
Total Money Market Fund
(cost $7,119,912)		7,119,912
Total Investments
(cost $148,725,390)	98.7%	132,146,751
Other Assets less Liabilities	1.3%	1,804,384
TOTAL NET ASSETS	100.0%	$133,951,135

(a)	Rate shown is the 7-day annualized yield as of May 31, 2023.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2023, the value of these investments was $113,105,406 or 84.44% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. As of May 31, 2023, the total value of fair valued securities was $409,220 or 0.31% of total net assets.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2023
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $226,734,302, $90,828,984, and $148,725,390, respectively)	$195,052,069	$85,027,330	$132,146,751
Receivable for fund shares sold	783,100	137,686	3,620
Interest receivable	2,089,602	199,649	2,243,225
Due from investment adviser (Note 4)	—	23,909	—
Prepaid expenses	21,816	17,153	30,491
Total assets	197,946,587	85,405,727	134,424,087

Liabilities:
Payable for securities purchased	—	3,629,375	—
Payable for fund shares redeemed	53,313	90,517	409,493
Payable for interest tax withheld	—	—	2,465
Administration fees	24,912	24,335	24,235
Custody fees	3,689	1,456	1,371
Transfer agent fees and expenses	18,218	7,040	8,018
Fund accounting fees	10,265	3,228	5,488
Audit fees	10,837	10,836	10,837
Chief Compliance Officer fee	2,734	2,735	2,735
Trustees’ fees and expenses	299	299	299
Accrued expenses	10,192	7,101	8,011
Total liabilities	134,459	3,776,922	472,952
Net Assets	$197,812,128	$81,628,805	$133,951,135

Net Assets Consist of:
Paid-in capital	$239,803,804	$89,493,452	$153,782,292
Total accumulated deficit	(41,991,676)	(7,864,647)	(19,831,157)
Net Assets	$197,812,128	$81,628,805	$133,951,135

Net Asset Value, Offering Price and Redemption Price Per Share	$8.18	$8.36	$8.17

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	24,193,946	9,768,545	16,387,929

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2023
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$3,987,333	$1,023,696	$5,578,109
Total investment income	3,987,333	1,023,696	5,578,109

Expenses:
Administration fees (Note 4)	49,585	48,309	48,374
Transfer agent fees and expenses (Note 4)	44,133	17,872	18,576
Fund accounting fees (Note 4)	19,933	5,765	10,377
Registration fees	12,541	10,958	11,674
Audit fees	11,187	11,186	11,187
Custody fees (Note 4)	9,074	4,654	5,424
Trustees’ fees and expenses	8,909	8,909	8,909
Chief Compliance Officer fee (Note 4)	5,485	5,486	5,485
Reports to shareholders	5,237	2,571	2,747
Legal fees	3,899	3,899	3,915
Miscellaneous	3,437	3,318	3,739
Insurance	2,147	1,218	1,589
Interest expense (Note 6)	977	—	—
Total expenses	176,544	124,145	131,996
Less: Expense reimbursement from adviser (Note 4)	—	(54,088)	—
Net expenses	176,544	70,057	131,996
Net investment income	3,810,789	953,639	5,446,113

Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(5,039,881)	(270,614)	(25,380)
Net change in unrealized appreciation/(depreciation) on investments	7,222,524	409,137	2,157,616
Net gain on investments	2,182,643	138,523	2,132,236
Net increase in net assets resulting from operations	$5,993,432	$1,092,162	$7,578,349

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$3,810,789	$7,964,720
Net realized loss on investments	(5,039,881)	(3,531,604)
Capital gain distributions from regulated investment companies	—	20
Net change in unrealized appreciation/(depreciation) on investments	7,222,524	(49,173,955)
Net increase/(decrease) in net assets resulting from operations	5,993,432	(44,740,819)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,780,708)	(8,011,175)
Total dividends and distributions	(3,780,708)	(8,011,175)

Capital Share Transactions:
Net proceeds from shares sold	17,390,977	29,776,262
Distributions reinvested	3,514,490	7,458,429
Payment for shares redeemed	(47,643,507)	(58,827,508)
Net decrease in net assets from capital share transactions	(26,738,040)	(21,592,817)
Total decrease in net assets	(24,525,316)	(74,344,811)

Net Assets, Beginning of period	222,337,444	296,682,255
Net Assets, End of period	$197,812,128	$222,337,444

Transactions in Shares:
Shares sold	2,113,848	3,484,371
Shares issued on reinvestment of distributions	429,975	865,199
Shares redeemed	(5,811,981)	(6,651,962)
Net decrease in shares outstanding	(3,268,158)	(2,302,392)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$953,639	$1,113,799
Net realized loss on investments	(270,614)	(753,504)
Capital gain distributions from regulated investment companies	—	10
Net change in unrealized appreciation/(depreciation) on investments	409,137	(7,140,848)
Net increase/(decrease) in net assets resulting from operations	1,092,162	(6,780,543)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(936,713)	(1,175,696)
Total dividends and distributions	(936,713)	(1,175,696)

Capital Share Transactions:
Net proceeds from shares sold	33,317,217	8,603,375
Distributions reinvested	778,757	983,921
Payment for shares redeemed	(6,935,952)	(7,713,760)
Net increase in net assets from capital share transactions	27,160,022	1,873,536
Total increase/(decrease) in net assets	27,315,471	(6,082,703)

Net Assets, Beginning of period	54,313,334	60,396,037
Net Assets, End of period	$81,628,805	$54,313,334

Transactions in Shares:
Shares sold	3,968,584	973,365
Shares issued on reinvestment of distributions	93,392	113,200
Shares redeemed	(824,459)	(872,068)
Net increase in shares outstanding	3,237,517	214,497

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$5,446,113	$10,048,219
Net realized loss on investments	(25,380)	(3,384,629)
Capital gain distributions from regulated investment companies	—	33
Net change in unrealized appreciation/(depreciation) on investments	2,157,616	(17,814,818)
Net increase/(decrease) in net assets resulting from operations	7,578,349	(11,151,195)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(5,371,830)	(12,223,197)
Total dividends and distributions	(5,371,830)	(12,223,197)

Capital Share Transactions:
Net proceeds from shares sold	3,055,703	4,878,056
Distributions reinvested	5,328,482	12,133,748
Payment for shares redeemed	(855,955)	(1,236,517)
Net increase in net assets from capital share transactions	7,528,230	15,775,287
Total increase/(decrease) in net assets	9,734,749	(7,599,105)

Net Assets, Beginning of period	124,216,386	131,815,491
Net Assets, End of period	$133,951,135	$124,216,386

Transactions in Shares:
Shares sold	372,902	581,406
Shares issued on reinvestment of distributions	655,094	1,392,407
Shares redeemed	(105,361)	(141,315)
Net increase in shares outstanding	922,635	1,832,498

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$8.10		$9.97	$10.32	$9.76	$8.67	$9.35

Income From Investment Operations:
Net investment income	0.15		0.29	0.28	0.33	0.37	0.37
Net realized and unrealized gain/(loss) on investments	0.08		(1.87)	(0.35)	0.56	1.09	(0.68)
Total from investment operations	0.23		(1.58)	(0.07)	0.89	1.46	(0.31)

Less Distributions:
Distributions from net investment income	(0.15)		(0.29)	(0.28)	(0.33)	(0.37)	(0.37)
Total distributions	(0.15)		(0.29)	(0.28)	(0.33)	(0.37)	(0.37)

Net asset value, end of period	$8.18		$8.10	$9.97	$10.32	$9.76	$8.67

Total Return	2.84	%++	-16.00%	-0.61%	9.37%	17.10%	-3.44%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$197,812		$222,337	$296,682	$286,106	$142,283	$148,575
Ratio of expenses to average net assets:
Net of expense reimbursement	0.17	%+	0.15%	0.15%	0.17%	0.19%	0.16%
Before expense reimbursement	0.17	%+	0.15%	0.15%	0.17%	0.20%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.61	%+	3.26%	2.83%	3.41%	3.97%	3.97%
Before expense reimbursement	3.61	%+	3.26%	2.83%	3.41%	3.96%	3.96%
Portfolio turnover rate	6	%++	10%	20%	36%	20%	15%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$8.32		$9.56	$9.71	$9.57	$9.17	$9.49

Income From Investment Operations:
Net investment income	0.13		0.17	0.08	0.17	0.26	0.24
Net realized and unrealized gain/(loss) on investments	0.04		(1.23)	(0.15)	0.19	0.42	(0.31)
Total from investment operations	0.17		(1.06)	(0.07)	0.36	0.68	(0.07)

Less Distributions:
Distributions from net investment income	(0.13)		(0.18)	(0.08)	(0.22)	(0.28)	(0.25)
Total distributions	(0.13)		(0.18)	(0.08)	(0.22)	(0.28)	(0.25)

Net asset value, end of period	$8.36		$8.32	$9.56	$9.71	$9.57	$9.17

Total Return	2.00	%++	-11.12%	-0.73%	3.77%	7.53%	-0.72%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$81,629		$54,313	$60,396	$74,863	$69,730	$60,204
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23	%+	0.23%	0.23%	0.23%	0.23%	0.21%
Before expense reimbursement	0.41	%+	0.43%	0.31%	0.36%	0.36%	0.34%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.13	%+	1.97%	0.56%	1.74%	2.73%	2.53%
Before expense reimbursement	2.95	%+	1.77%	0.48%	1.61%	2.60%	2.40%
Portfolio turnover rate	8	%++	146%	680%	171%	20%	239%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

	Six Months
	Ended						December 26, 2017*
	May 31, 2023		Year Ended November 30,				through
	(Unaudited)		2022	2021	2020	2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$8.03		$9.67	$9.57	$9.42	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.34		0.69	0.68	0.64	0.64	0.56
Net realized and unrealized
gain/(loss) on investments	0.14		(1.48)	0.10	0.15	0.02	(0.56)
Total from investment operations	0.48		(0.79)	0.78	0.79	0.66	0.00

Less Distributions:
Distributions from net investment income	(0.34)		(0.70)	(0.68)	(0.64)	(0.64)	(0.56)
Distributions from net realized
gains on investments	—		(0.15)	—	(0.02)	(0.04)	—
Total distributions	(0.34)		(0.85)	(0.68)	(0.66)	(0.68)	(0.56)
Increase from payment made by affiliate and
administrator due to operational error	—		—	—	0.02	—	—

Net asset value, end of period	$8.17		$8.03	$9.67	$9.57	$9.42	$9.44

Total Return	6.06	%++	-8.50%	8.31%	9.25%^	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$133,951		$124,216	$131,815	$119,796	$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.20	%+	0.20%	0.20%	0.24%	0.25%	0.23	%+
Before expense reimbursement	0.20	%+	0.20%	0.20%	0.24%	0.28%	0.30	%+
Ratio of net investment income
to average net assets:
Net of expense reimbursement	8.44	%+	7.98%	6.91%	7.11%	6.72%	6.23	%+
Before expense reimbursement	8.44	%+	7.98%	6.91%	7.11%	6.69%	6.16	%+
Portfolio turnover rate	16	%++	24%	70%	51%	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to operational error. On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2023
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received, and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the BBB Bond Fund and the High Yield (MACS) Fund.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.  Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Funds’ investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management has also been working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Funds are considered limited derivatives users under the Trust Policy and therefore, are required to limit derivatives exposure to no more than 10% of the Funds’ net assets.  During the six months ended May 31, 2023, the MBS Bond Fund held a limited number of TBA securities.  The BBB Bond Fund and the High Yield MACS Fund did not enter into derivatives transactions. The Funds are in compliance with Rule 18f-4 as of May 31, 2023.

Events Subsequent to the Fiscal Period End –  In preparing the financial statements as of May 31, 2023, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Funds’ net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2023, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at May 31, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2023:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$183,692,068	$—	$183,692,068
Sovereign Bonds	—	10,418,050	—	10,418,050
Total Fixed Income	—	194,110,118	—	194,110,118
Money Market Fund	941,951	—	—	941,951
Total Investments	$941,951	$194,110,118	$—	$195,052,069

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$1,219,910	$—	$1,219,910
Commercial Mortgage-Backed Securities	—	1,873,697	—	1,873,697
Mortgage-Backed Securities -
U.S. Government Agencies	—	72,854,365	—	72,854,365
Total Fixed Income	—	75,947,972	—	75,947,972
Money Market Fund	671,602	—	—	671,602
U.S. Treasury Bills	—	8,407,756	—	8,407,756
Total Investments	$671,602	$84,355,728	$—	$85,027,330

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$209,720	$209,720
Fixed Income
Corporate Bonds	—	124,617,619	199,500	124,817,119
Total Fixed Income	—	124,617,619	199,500	124,817,119
Money Market Fund	7,119,912	—	—	7,119,912
Total Investments	$7,119,912	$124,617,619	$409,220	$132,146,751

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2022	$239,680	$199,500
Accrued discounts/premiums	—	2,583
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(29,960)	(2,583)
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2023	$209,720	$199,500

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2023, and still classified as Level 3 was $(32,543).

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.23%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the six months ended May 31, 2023, the Adviser absorbed Fund expenses in the amount of $0, $54,088, and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

accounting, transfer agency, custody and compliance services for the six months ended May 31, 2023, are disclosed in the Statements of Operations.

The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund expensed $16,281, $2,823, and $20, respectively, of sub-transfer agent fees during the six months ended May 31, 2023. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$6,884,244	$29,152,990	$5,039,122	$7,006,371
MBS Bond Fund	—	22,364	29,607,981	4,634,272
High Yield (MACS) Fund	27,807,279	18,706,639	—	—

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2023, the BBB Fund drew on its line of credit. The Fund had an outstanding average daily balance of $26,077, paid a weighted average interest rate of 7.81%, and incurred an interest expense of $977. The maximum amount outstanding for the BBB Fund during the six months ended May 31, 2023, was $2,228,000. At May 31, 2023, the Fund had no outstanding loan amount. The MBS Fund and the High Yield (MACS) Fund did not draw upon their line of credit.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2023 and year ended November 30, 2022 were as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	May 31, 2023	Nov. 30, 2022	May 31, 2023	Nov. 30, 2022	May 31, 2023	Nov. 30, 2022
Ordinary income	$3,780,708	$8,011,175	$936,713	$1,175,696	$5,371,830	$12,223,197

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

As of November 30, 2022, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$258,175,764	$61,143,283	$140,750,600
Gross unrealized appreciation	845,658	44,744	760,581
Gross unrealized depreciation	(39,766,932)	(6,255,535)	(19,496,836)
Net unrealized appreciation/(depreciation) (a)	(38,921,274)	(6,210,791)	(18,736,255)
Undistributed ordinary income	66,879	31,386	83,175
Undistributed long-term capital gain	—	—	—
Total distributable earnings	66,879	31,386	83,175
Other accumulated gains/(losses)	(5,350,005)	(1,840,691)	(3,384,596)
Total accumulated earnings/(losses)	$(44,204,400)	$(8,020,096)	$(22,037,676)

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2022 the Funds’ most recently completed fiscal year end, the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$1,737,988	$1,485,808	$300,557
Long-term capital losses	3,612,017	354,883	3,084,039

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Interest Rate Risk. The value of the Funds’ investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades.  Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

MBS Bond Fund

•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities.  These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

PIA Funds
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of May 31, 2023:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	45.02%
MBS Bond Fund	Morgan Stanley LLC	36.11%
High Yield (MACS) Fund	First Hawaiian Bank	92.17%

Note 10 – Trustees and Officers
Ms. Lillian Kabakali was approved by the Board as an Assistant Secretary effective July 10, 2023.

PIA Funds
Notice to Shareholders – May 31, 2023
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At meetings held on October 18, 2022 and December 7 - 8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”), and the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board noted that the Adviser had implemented policies and procedures to comply with the new derivatives rule. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

BBB Fund: The Board noted that the BBB Fund underperformed its Morningstar peer group average for the one- and three-year periods and outperformed for five- and ten-year periods ended June 30, 2022. The Board noted that the BBB Fund underperformed its Cohort average for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed for the one-, three-, five-, and ten-year periods ended June 30, 2022.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.

MBS Fund: The Board noted that the MBS Fund outperformed the Morningstar peer group average for the one- and ten-year periods and underperformed for the three- and five-year periods ended June 30, 2022. The Board also noted the Fund outperformed its Cohort average for the one-, five, and ten-year periods and underperformed for the three-year period ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended June 30, 2022.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.

High Yield (MACS) Fund: The Board noted that the High Yield (MACS) Fund outperformed the Morningstar peer group and Cohort average for the one- and three-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its benchmark index for the one- and three-year periods ended June 30, 2022.

The Board also considered any differences in performance between the similarly managed accounts of the Adviser and the performance of the Fund, noting that the Fund had underperformed its similarly managed account composite for the one- and three-year periods ended June 30, 2022.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Fund’s management fee and net expense ratio were below its Cohort median and average and the net expense ratio was below its Morningstar peer group average. The Board noted that the Adviser does not charge management fees to the BBB Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

MBS Fund: The Board noted that the Fund’s management fee and net expense ratio were below its Cohort median and average. The Board also noted that the Fund’s net expense ratio was below its Morningstar peer group average. The Board also noted that the Adviser does not charge management fees to the MBS Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

High Yield (MACS) Fund: The Board noted that the Fund’s management fee and net expense ratio were below its Cohort median and average. The Board also noted that the Fund’s net expense ratio was below its Morningstar peer group average. The Board also noted that the Adviser does not charge management fees to the High Yield (MACS) Fund. The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.19%, 0.23% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield (MACS) Fund’s ordinary operating expenses through March 31, 2023, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser, and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund would be in the best interests of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA  90245

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2023

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2022 through May 31, 2023, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the six months ended May 31, 2023, the Fund generated a total return, including the reinvestment of dividends and capital gains, of 2.22%, versus a total return of 1.83% for the Fund’s benchmark, the ICE BofA 1-Year U.S. Treasury Note Index.

The Fund’s outperformance versus the benchmark during the reporting period can be attributed to multiple factors. The Fund benefited from maintaining a shorter duration relative to the benchmark and an overweight in investment grade corporate debt securities, which outperformed equivalent duration U.S. Treasuries based on excess returns. The Fund also benefited from its weighting in floating rate corporate bonds and commercial mortgage-backed securities, as the interest rate on those securities increased with the cumulative 125 basis point increase in the Federal Funds Rate during the reporting period.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.43% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2024. The net expense is what the investor has paid.

Bond Market in Review

The Federal Open Market Committee voted to raise the Federal Funds rate four times during the reporting period, by 50 basis points in December 2022 and 25 basis points in February, March and May of 2023, in order to combat increasing inflation.  The yields on 1-year, 2-year and 3-year Treasuries increased by 48, 9 and 0 basis points, respectively, and the yields on 5-year, 10-year and 30-year Treasuries increased by 2, 4 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds increased from 133 to 138 basis points and the average option-adjusted spread on fixed rate agency mortgage-backed securities increased from 52 to 56 basis points.

Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2023. We look forward to reporting to you again with the annual report dated November 30, 2023.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA Short-Term Securities Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofA 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund
Expense Example – May 31, 2023
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/22 – 5/31/23).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/22	Value 5/31/23	Period 12/1/22 – 5/31/23*
Actual	$1,000.00	$1,022.20	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2023
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2023
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 4.3%

Other Asset-Backed Securities 4.3%
	American Credit Acceptance
	Receivables Trust 2021-2
	Class C
$2,038,421	0.97%, due 7/13/27 (a)	$2,010,488
	CarMax Auto Owner
	Trust 2023-2 Class A
1,000,000	5.05%, due 1/18/28	996,284
	FCI Funding 2021-1 LLC
	Class A
197,454	1.13%, due 4/15/33 (a)	188,732
	PenFed Auto Receivables
	Owner Trust 2022-A Class A
1,000,000	3.96%, due 4/15/26 (a)	982,122
	Santander Drive Auto
	Receivables Trust 2022-5
	Class A
737,966	3.98%, due 1/15/25	736,806
Total Asset-Backed Securities
(cost $4,948,926)		4,914,432

CORPORATE BONDS 71.0%

Agricultural Chemicals 0.9%
	Nutrien Ltd.
1,000,000	5.90%, due 11/7/24	1,006,622

Banks 5.6%
	Canadian Imperial
	Bank of Commerce
1,000,000	5.308% (SOFR + 0.400%),
	due 12/14/23 (c)	999,312
	Citizens Bank NA/Providence RI
2,000,000	6.064% (SOFR + 1.450%),
	due 10/24/25 (c)	1,878,474
	Huntington National Bank
1,000,000	5.699% (SOFR + 1.215%),
	due 11/18/25 (c)	949,750
	JPMorgan Chase & Co.
1,000,000	5.546% (SOFR + 1.070%),
	due 12/15/25 (c)	1,001,640
	Morgan Stanley
1,000,000	5.687% (SOFR + 0.625%),
	due 1/24/25 (c)	995,579
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23	499,318
		6,324,073
Basic Chemical Manufacturing 0.9%
	FMC Corp.
1,000,000	5.15%, due 5/18/26	990,113

Biotechnology 2.0%
	Gilead Sciences, Inc.
2,248,000	0.75%, due 9/29/23	2,212,755

Broker 0.9%
	Goldman Sachs Group, Inc.
1,000,000	5.751% (SOFR + 0.700%),
	due 1/24/25 (c)	996,837

Building Materials 0.4%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23	497,068

Chemicals – Specialty 0.9%
	Ecolab, Inc.
1,000,000	0.90%, due 12/15/23	974,758

Coatings/Paint 0.9%
	Sherwin-Williams Co.
1,000,000	4.05%, due 8/8/24	983,611

Commercial Services 0.8%
	Quanta Services, Inc.
1,000,000	0.95%, due 10/1/24	936,548

Consumer Finance 0.9%
	American Express Co.
1,000,000	4.99% (SOFR + 0.999%),
	due 5/1/26 (c)	998,269

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Depository Credit Intermediation 1.3%
	Bank of Montreal
$1,515,000	5.231% (SOFR + 0.350%),
	due 12/8/23 (c)	$1,514,458

Diversified Financial Services 6.1%
	American Express Co.
2,000,000	0.75%, due 11/3/23	1,960,886
	Blackstone Secured
	Lending Fund
2,000,000	3.65%, due 7/14/23	1,990,923
	Capital One Financial Corp.
1,000,000	5.571% (SOFR + 0.690%),
	due 12/6/24 (c)	978,032
	Charles Schwab Corp.
2,000,000	5.435% (SOFR + 0.500%),
	due 3/18/24 (c)	1,980,096
		6,909,937
Electric – Integrated 11.3%
	American Electric
	Power Co., Inc.
2,000,000	5.779% (3 Month LIBOR USD
	+ 0.480%), due 11/1/23 (c)	1,998,762
1,000,000	1.30%, due 8/15/25	914,821
	DTE Energy Co.
500,000	4.22%, due 11/1/25	492,080
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23	994,271
	NextEra Energy
	Capital Holdings, Inc.
500,000	5.482% (SOFR + 0.400%),
	due 11/3/23 (c)	499,830
2,000,000	6.051%, due 3/1/25 (c)	2,023,453
	Public Service
	Enterprise Group, Inc.
2,000,000	0.841%, due 11/8/23	1,960,777
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23 (c)	1,979,139
1,000,000	5.823% (SOFR + 0.830%),
	due 4/1/24 (c)	997,254
	Tampa Electric Co.
500,000	3.875%, due 7/12/24	492,251
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23	490,496
		12,843,134
Electronic Components
and Semiconductors 0.4%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23	500,000

Entertainment 1.3%
	Warnermedia Holdings, Inc.
1,500,000	3.528%, due 3/15/24	1,490,552

Food 0.7%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23	494,825
	General Mills, Inc.
250,000	5.241%, due 11/18/25	250,145
		744,970
Food – Meat products 1.7%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24	1,910,653

Gas – Distribution 0.9%
	CenterPoint Energy, Inc.
1,000,000	5.740% (SOFR + 0.650%),
	due 5/13/24 (c)	997,397

Healthcare – Products 2.1%
	GE HealthCare
	Technologies, Inc.
1,000,000	5.55%, due 11/15/24 (a)	999,272
	Revvity, Inc.
1,000,000	0.55%, due 9/15/23	984,664
	Thermo Fisher Scientific, Inc.
500,000	5.563% (SOFR + 0.530%),
	due 10/18/24 (c)	500,513
		2,484,449

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Healthcare – Services 0.9%
	Humana, Inc.
$1,000,000	0.65%, due 8/3/23	$993,043

Household Products/Wares 0.4%
	Avery Dennison Corp.
500,000	0.85%, due 8/15/24	472,246

Investment Companies 4.3%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24	4,845,100

Leisure Time 0.8%
	Brunswick Corp./DE
1,000,000	0.85%, due 8/18/24	939,400

Life/Health Insurance 3.0%
	Athene Global Funding
2,000,000	5.792% (SOFR + 0.700%),
	due 5/24/24 (a) (c)	1,977,220
	Jackson National Life
	Global Funding
1,000,000	5.50%, due 1/9/26 (a)	987,753
	Security Benefit
	Global Funding
500,000	1.25%, due 5/17/24 (a)	475,047
		3,440,020
Medical Products 0.4%
	Baxter International, Inc.
500,000	5.811% (SOFRINDX
	+ 0.440%), due 11/29/24 (c)	494,699

Miscellaneous Manufacturing 0.9%
	Carlisle Cos, Inc.
1,000,000	0.55%, due 9/1/23	986,787

Mutual Insurance 0.4%
	MassMutual Global Funding II
500,000	4.15%, due 8/26/25 (a)	489,715

Natural Gas Distribution 0.9%
	Eversource Energy
1,000,000	4.75%, due 5/15/26	991,214

Nondepository Credit Intermediation 1.7%
	Caterpillar Financial
	Services Corp.
2,000,000	0.45%, due 9/14/23	1,975,517

Oil and Gas 1.9%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24	1,482,422
	EQT Corp.
250,000	5.678%, due 10/1/25	249,971
	Pioneer Natural Resources Co.
500,000	5.10%, due 3/29/26	500,151
		2,232,544
Other Investment Pools and Funds 0.9%
	Mitsubishi UFJ
	Financial Group, Inc.
1,000,000	5.541% (1 Year CMT Rate
	+ 1.500%), due 4/17/26 (c)	998,930

Packaging & Containers 2.5%
	Graphic Packaging
	International LLC
1,000,000	0.821%, due 4/15/24 (a)	955,014
	Sonoco Products Co.
2,000,000	1.80%, due 2/1/25	1,872,701
		2,827,715
Pharmaceuticals 1.3%
	GlaxoSmithKline Capital Plc
500,000	0.534%, due 10/1/23	491,760
	Pfizer Investment
	Enterprises Pte Ltd.
1,000,000	4.45%, due 5/19/26	995,327
		1,487,087

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Pipelines 1.5%
	Enbridge, Inc.
$1,000,000	5.722% (SOFRINDX
	+ 0.630%), due 2/16/24 (c)	$998,486
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)	691,780
		1,690,266
REITs – Single Tenant 0.7%
	Realty Income Corp.
800,000	5.05%, due 1/13/26	794,716

REITs – Storage 0.9%
	Public Storage
1,000,000	5.521% (SOFR + 0.470%),
	due 4/23/24 (c)	998,550

Rental Auto/Equipment 0.8%
	Triton Container
	International Ltd.
500,000	0.80%, due 8/1/23 (a)	492,000
500,000	1.15%, due 6/7/24 (a)	468,273
		960,273
Retail 1.7%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)	1,928,856

Retail – Drug Store 1.7%
	Walgreens Boots Alliance, Inc.
2,000,000	0.95%, due 11/17/23	1,957,400

Semiconductors 0.4%
	Analog Devices, Inc.
500,000	5.244% (SOFR + 0.250%),
	due 10/1/24 (c)	496,226

Utilities 0.8%
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23	927,424

Veneer, Plywood, and Engineered
Wood Product Manufacturing 0.9%
	Weyerhaeuser Co.
1,000,000	4.75%, due 5/15/26	993,996

Wirelines 1.3%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24	965,734
	Verizon Communications, Inc.
500,000	5.459% (SOFR + 0.500%),
	due 3/22/24 (c)	499,658
		1,465,392
Total Corporate Bonds
(cost $82,235,974)		80,703,320

MORTGAGE-BACKED SECURITIES 9.3%

Commercial Mortgage-Backed Securities 8.1%
	BX Trust 2021-RISE
3,000,000	5.855% (1 Month
	LIBOR USD + 0.748%),
	due 11/17/36, Series 2021-RISE
	Class A (a) (c)	2,901,734
	Cold Storage Trust 2020-ICE5
6,389,438	6.007% (1 Month
	LIBOR USD + 0.900%),
	due 11/15/37, 2020-ICE5
	Class A (a) (c)	6,267,634
		9,169,368
U.S. Government Agencies 1.2%
	FHLMC ARM Pool (c)
16,942	4.401% (1 Year
	CMT Rate + 2.276%),
	due 1/1/25, #785726	16,660
58,783	4.375% (1 Year
	CMT Rate + 2.250%),
	due 10/1/34, #782784	59,770
15,805	4.722% (12 Month
	LIBOR USD + 1.854%),
	due 4/1/36, #847671	15,975

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Shares/
Principal Amount		Value
U.S. Government Agencies 1.2% (continued)
	FHLMC Pool
$29,383	5.00%, due 10/1/38, #G04832
		$29,687
285,118	3.50%, due 8/1/49, #SD8005	264,595
	FNMA ARM Pool (c)
3,668	4.29% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	3,613
22,531	3.693% (1 Year
	CMT Rate + 2.095%),
	due 4/1/30, #562912	21,780
43,500	3.764% (12 Month
	LIBOR USD + 1.514%),
	due 10/1/33, #743454	42,648
189,839	4.00% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	186,059
236,591	4.855% (1 Year
	CMT Rate + 2.295%),
	due 5/1/34, #AC5719	234,771
38,679	3.753% (12 Month
	LIBOR USD + 1.503%),
	due 7/1/34, #779693	38,016
31,996	3.631% (12 Month
	LIBOR USD + 1.381%),
	due 10/1/34, #795136	32,099
140,582	3.952% (12 Month
	LIBOR USD + 1.660%),
	due 1/1/36, #849264	137,471
199,087	4.265% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	196,148
	FNMA Pool
73,160	5.00%, due 6/1/40, #AD5479	73,832
9,297	4.00%, due 11/1/41, #AJ3797	8,996
		1,362,120
Total Mortgage-Backed Securities
(cost $10,770,214)		10,531,488

U.S. GOVERNMENT AGENCIES
& INSTRUMENTALITIES 14.8%
	U.S. Treasury Note
500,000	0.125%, due 8/15/23	494,659
4,500,000	4.125%, due 1/31/25	4,462,646
3,000,000	4.25%, due 5/31/25	2,992,207
9,000,000	3.625%, due 5/15/26	8,897,696
Total U.S. Government Agencies
& Instrumentalities
(cost $16,834,702)		16,847,208

MONEY MARKET FUND 3.7%
4,252,297	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 4.98% (b)	4,252,297
Total Money Market Fund
(cost $4,252,297)		4,252,297
Total Investments
(cost $119,042,113)	103.1%	117,248,745
Liabilities less Other Assets	(3.1)%	(3,496,282)
TOTAL NET ASSETS	100.0%	$113,752,463

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2023, the value of these investments was $21,815,640 or 19.18% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2023.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2023.
ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2023
(Unaudited)

Assets:
Investments in securities, at value (cost $119,042,113)	$117,248,745
Receivable for securities sold	5,118
Interest receivable	548,508
Prepaid expenses	24,516
Total assets	117,826,887

Liabilities:
Payable for fund shares redeemed	1,681
Payable for securities purchased	3,985,097
Investment advisory fees	11,377
Administration fees	24,053
Custody fees	2,299
Transfer agent fees and expenses	21,111
Fund accounting fees	3,795
Audit fees	10,134
Legal fees	877
Chief Compliance Officer fee	2,735
Trustees’ fees and expenses	298
Accrued expenses	10,967
Total liabilities	4,074,424
Net Assets	$113,752,463

Net Assets Consist of:
Paid-in capital	$116,311,357
Total accumulated deficit	(2,558,894)
Net Assets	$113,752,463

Net Asset Value, Offering Price and Redemption Price Per Share	$9.85

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	11,554,211

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2023
(Unaudited)

Investment Income:
Interest	$2,024,783
Total investment income	2,024,783

Expenses:
Investment advisory fees (Note 4)	117,823
Administration fees (Note 4)	48,588
Transfer agent fees and expenses (Note 4)	42,396
Registration fees	12,037
Audit fees	10,484
Trustees’ fees and expenses	8,909
Fund accounting fees (Note 4)	7,282
Custody fees (Note 4)	6,390
Reports to shareholders	5,717
Chief Compliance Officer fee (Note 4)	5,485
Legal fees	3,899
Miscellaneous	3,794
Insurance	1,637
Total expenses	274,441
Less: Fee waiver by adviser (Note 4)	(44,686)
Net expenses	229,755
Net investment income	1,795,028

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(350,359)
Net change in unrealized appreciation/(depreciation) on investments	1,149,898
Net income on investments	799,539
Net increase in net assets resulting from operations	$2,594,567

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	Nov. 30, 2022
Increase/(decrease) in Net Assets From Operations:
Net investment income	$1,795,028	$1,639,096
Net realized loss on investments	(350,359)	(262,258)
Capital gain distributions from regulated investment companies	—	14
Net change in unrealized appreciation/(depreciation) on investments	1,149,898	(3,491,048)
Net increase/(decrease) in net assets resulting from operations	2,594,567	(2,114,196)

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(1,736,164)	(1,646,721)
Total dividends and distributions	(1,736,164)	(1,646,721)

Capital Share Transactions:
Proceeds from shares sold	4,102,153	9,327,270
Distributions reinvested	1,651,698	1,557,732
Payment for shares redeemed	(23,352,828)	(18,578,226)
Net decrease in net assets from capital share transactions	(17,598,977)	(7,693,224)
Total decrease in net assets	(16,740,574)	(11,454,141)

Net Assets, Beginning of period	130,493,037	141,947,178
Net Assets, End of period	$113,752,463	$130,493,037

Transactions in Shares:
Shares sold	416,551	944,065
Shares issued on reinvestment of distributions	168,024	158,452
Shares redeemed	(2,374,436)	(1,884,309)
Net decrease in shares outstanding	(1,789,861)	(781,792)

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.78		$10.05	$10.12	$10.07	$9.97	$10.00

Income From Investment Operations:
Net investment income	0.16		0.12	0.06	0.13	0.20	0.15
Net realized and unrealized gain/(loss) on investments	0.06		(0.27)	(0.05)	0.06	0.10	(0.03)
Total from investment operations	0.22		(0.15)	0.01	0.19	0.30	0.12

Less Distributions:
Distributions from net investment income	(0.15)		(0.12)	(0.08)	(0.14)	(0.20)	(0.15)
Total distributions	(0.15)		(0.12)	(0.08)	(0.14)	(0.20)	(0.15)

Net asset value, end of period	$9.85		$9.78	$10.05	$10.12	$10.07	$9.97

Total Return	2.22	%++	-1.49%	0.11%	1.95%	3.04%	1.23%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$113,752		$130,493	$141,947	$200,329	$163,481	$165,329
Ratio of expenses to average net assets:
Net of fee waivers	0.39	%+	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.47	%+	0.43%	0.43%	0.42%	0.45%	0.42%
Ratio of net investment income to average net assets:
Net of fee waivers	3.05	%+	1.20%	0.66%	1.23%	2.00%	1.53%
Before fee waivers	2.97	%+	1.16%	0.62%	1.20%	1.94%	1.50%
Portfolio turnover rate	34	%++	25%	44%	58%	48%	28%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end

15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.  Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management has also been working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets.  For the six months ended May 31, 2023, the Fund did not enter into derivatives transactions.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2023, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that

17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2023, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$4,914,432	$—	$4,914,432
Corporate Bonds	—	80,703,320	—	80,703,320
Mortgage-Backed Securities	—	10,531,488	—	10,531,488
U.S. Government Agencies
and Instrumentalities	—	16,847,208	—	16,847,208
Total Fixed Income	—	112,996,448	—	112,996,448
Money Market Fund	4,252,297	—	—	4,252,297
Total Investments	$4,252,297	$112,996,448	$—	$117,248,745

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2023, the Fund incurred $117,823 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month

18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2023, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $44,686; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/23	$8,387
11/30/24	73,303
11/30/25	48,575
5/31/26	44,686
$174,951

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2023, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $15,579 of sub-transfer agent fees during the six months ended May 31, 2023. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$13,289,543	$32,472,480	$27,331,596	$16,324,986

19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2023.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2023 and the year ended November 30, 2022 are as follows:

	May 31, 2023	November 30, 2022
Ordinary income	$1,736,164	$1,646,721

As of November 30, 2022, the Fund’s most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$133,319,189
Gross unrealized appreciation	46,051
Gross unrealized depreciation	(2,993,974)
Net unrealized depreciation (a)	(2,947,923)
Undistributed ordinary income	28,550
Undistributed long-term capital gains	—
Total distributable earnings	28,550
Other accumulated gains/(losses)	(497,924)
Total accumulated earnings/(losses)	$(3,417,297)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$233,053	$264,871	$497,924

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk. General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global

20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
U.S. Government Securities Risk. Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Mortgage-Backed Securities.  These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although the fluctuations in value of adjustable and floating rate instruments should be minimized as a result of changes in market interest rates compared to fixed-rate debt instruments, because such floating rates only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2023, Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 37.77% of the outstanding shares of the Fund.

Note 10 – Trustees and Officers
Ms. Lillian Kabakali was approved by the Board as an Assistant Secretary effective July 10, 2023.

22

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2023
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

23

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 18, 2022 and December 7 - 8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Fund are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as

24

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Short-Term Securities Fund underperformed both the Cohort average and the Morningstar peer group average for the one-, three-, five and ten-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark for the one-, three-, and five-year periods and outperformed for the ten-year period ended June 30, 2022.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had underperformed the similarly managed composite for the one-, three-, five- and ten-year periods ended June 30, 2022.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Fund.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board considered that the Fund’s net expense ratio was below its Morningstar peer group average. The Board took into consideration that the contractual management fee was below the Cohort’s median and average and that the net expense ratio was at the Cohort median and average. The Board also considered the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that for the Fund the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor potential economies of scale in the future as circumstances changed.

25

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund would be in the best interests of the Fund and their shareholders.

26

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA  90245

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Semi-Annual Report

May 31, 2023

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2022 through May 31, 2023, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 6.85%, after fees and expenses, for the six months ended May 31, 2023, versus 3.00% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 1.06%, and the Fund’s net expense ratio is 0.86%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 29, 2024. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2023
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/22 – 5/31/23).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/22	Value 5/31/23	Period 12/1/22 – 5/31/23*
Actual	$1,000.00	$1,059.70	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2023
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2023
(Unaudited)

Shares/
Principal Amount		Value
COMMON STOCKS 0.4%

Building Materials 0.4%
2,996	Northwest Hardwoods (d) (e)	$209,720
Total Common Stocks
(cost $137,017)		209,720

CORPORATE BONDS 91.8%

Aerospace/Defense 2.2%
	F-Brasile SpA /
	F-Brasile US LLC
$700,000	7.375%, due 8/15/26 (a)	631,204
	Triumph Group, Inc.
550,000	9.00%, due 3/15/28 (a)	556,188
		1,187,392
Appliances 0.9%
	WASH Multifamily
	Acquisition, Inc.
550,000	5.75%, due 4/15/26 (a)	491,327

Auto Manufacturers 1.2%
	PM General Purchaser LLC
700,000	9.50%, due 10/1/28 (a)	656,774

Auto Parts & Equipment 0.9%
	Dornoch Debt Merger Sub, Inc.
650,000	6.625%, due 10/15/29 (a)	488,740

Building – Heavy Construction 1.4%
	Railworks Holdings LP /
	Railworks Rally, Inc.
811,000	8.25%, due 11/15/28 (a)	759,369

Building & Construction 1.1%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)	603,613

Building Materials 4.2%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)	543,625
	Eco Material Technologies, Inc.
625,000	7.875%, due 1/31/27 (a)	594,622
	MIWD Holdco II LLC /
	MIWD Finance Corp.
625,000	5.50%, due 2/1/30 (a)	503,888
	New Enterprise Stone
	& Lime Co, Inc.
100,000	5.25%, due 7/15/28 (a)	88,623
	SRM Escrow Issuer LLC
550,000	6.00%, due 11/1/28 (a)	512,222
		2,242,980
Business Support Services 0.9%
	Calderys Financing LLC
500,000	11.25%, due 6/1/28 (a)	507,175

Chemicals – Diversified 2.9%
	Iris Holdings, Inc.
600,000	8.75% Cash or 9.50%
	PIK, due 2/15/26 (a) (c)	563,998
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
850,000	6.75%, due 5/15/26 (a)	529,911
	SCIH Salt Holdings, Inc.
300,000	4.875%, due 5/1/28 (a)	266,140
215,000	6.625%, due 5/1/29 (a)	178,379
		1,538,428
Chemicals – Plastics 1.1%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)	601,510

Chemicals – Specialty 4.4%
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)	597,004
	SCIL IV LLC /
	SCIL USA Holdings LLC
650,000	5.375%, due 11/1/26 (a)	600,420

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Chemicals – Specialty 4.4% (continued)
	SK Invictus Intermediate II Sarl
$700,000	5.00%, due 10/30/29 (a)	$556,476
	Unifrax Escrow Issuer Corp.
767,000	5.25%, due 9/30/28 (a)	578,606
		2,332,506
Commercial Services 4.2%
	Alta Equipment Group, Inc.
550,000	5.625%, due 4/15/26 (a)	504,955
	CPI Acquisition, Inc.
600,000	8.625%, due 3/15/26 (a)	579,783
	NESCO Holdings II, Inc.
650,000	5.50%, due 4/15/29 (a)	571,383
	StoneMor, Inc.
700,000	8.50%, due 5/15/29 (a)	592,246
		2,248,367
Consumer Services 1.3%
	Cimpress Plc
785,000	7.00%, due 6/15/26	677,502

Containers – Paper/Plastic 0.8%
	LABL, Inc.
450,000	5.875%, due 11/1/28 (a)	406,573

Containers and Packaging 0.3%
	Pactiv Evergreen Group
	Issuer LLC / Pactiv Evergreen
	Group Issuer, Inc.
175,000	4.375%, due 10/15/28 (a)	152,513

Converted Paper Product Manufacturing 1.0%
	Trident TPI Holdings, Inc.
500,000	12.75%, due 12/31/28 (a)	511,875

Diversified Financial Services 0.9%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
625,000	6.375%, due 2/1/30 (a)	497,642

Engineering & Construction 1.6%
	Arcosa, Inc.
600,000	4.375%, due 4/15/29 (a)	543,135
	Brand Energy &
	Infrastructure Services, Inc.
319,000	8.50%, due 7/15/25 (a)	293,875
		837,010
Enterprise Software & Services 2.3%
	Helios Software Holdings, Inc. /
	ION Corporate Solutions
	Finance Sarl
875,000	4.625%, due 5/1/28 (a)	748,398
	Rocket Software, Inc.
600,000	6.50%, due 2/15/29 (a)	490,525
		1,238,923
Entertainment 1.9%
	Premier Entertainment Sub LLC /
	Premier Entertainment
	Finance Corp.
775,000	5.875%, due 9/1/31 (a)	533,510
	Scientific Games
	Holdings LP/ Scientific
	Games US FinCo, Inc.
542,000	6.625%, due 3/1/30 (a)	476,841
		1,010,351
Finance – Commercial 1.2%
	Burford Capital
	Global Finance LLC
320,000	6.25%, due 4/15/28 (a)	299,233
350,000	6.875%, due 4/15/30 (a)	323,789
		623,022
Financial Services 0.8%
	Arrow Bidco LLC
406,000	9.50%, due 3/15/24 (a)	407,312

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Food – Misc/Diversified 1.1%
	B&G Foods, Inc.
$600,000	5.25%, due 4/1/25	$565,913

Food Service 1.1%
	TKC Holdings, Inc.
150,000	6.875%, due 5/15/28 (a)	127,661
700,000	10.50%, due 5/15/29 (a)	471,548
		599,209
Forest and Paper Products
Manufacturing 1.2%
	Mativ, Inc.
725,000	6.875%, due 10/1/26 (a)	637,141

Healthcare – Services 2.8%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)	440,967
	Hadrian Merger Sub, Inc.
544,000	8.50%, due 5/1/26 (a)	480,466
	ModivCare Escrow Issuer, Inc.
725,000	5.00%, due 10/1/29 (a)	551,975
		1,473,408
Household Products/Warehouse 1.0%
	Kronos Acquisition
	Holdings, Inc. / KIK Custom
	Products, Inc.
575,000	5.00%, due 12/31/26 (a)	525,510

Internet 1.1%
	Getty Images, Inc.
616,000	9.75%, due 3/1/27 (a)	614,721

Machinery – Diversified 1.0%
	Husky III Holding Ltd.
468,000	13.00% Cash or 13.75%
	PIK, due 2/15/25 (a) (c)	428,220
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
132,000	7.75%, due 4/15/26 (a)	118,330
		546,550
Machinery – Farm 0.7%
	OT Merger Corp.
665,000	7.875%, due 10/15/29 (a)	388,795

Machinery – Thermal Process 1.0%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)	519,146

Machinery Manufacturing 1.7%
	JPW Industries Holding Corp.
790,000	9.00%, due 10/1/24 (a)	722,577
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (d)	600,000
		1,322,577
Management of Companies
and Enterprises 1.8%
	ION Trading Technologies Sarl
500,000	5.75%, due 5/15/28 (a)	416,115
	Kevlar SpA
625,000	6.50%, due 9/1/29 (a)	528,962
		945,077
Manufactured Goods 1.2%
	Park-Ohio Industries, Inc.
785,000	6.625%, due 4/15/27	663,879

Media 1.0%
	Univision Communications, Inc.
475,000	4.50%, due 5/1/29 (a)	399,430
150,000	7.375%, due 6/30/30 (a)	139,622
		539,052
Metals and Mining 2.2%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)	597,694
	TMS International Corp./DE
750,000	6.25%, due 4/15/29 (a)	593,618
		1,191,312
Nonmetallic Mineral Mining
and Quarrying 0.8%
	Knife River Holding Co.
400,000	7.75%, due 5/1/31 (a)	402,640

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount		Value
Office Automation & Equipment 2.3%
	Pitney Bowes, Inc.
$750,000	6.875%, due 3/15/27 (a)	$573,675
	Xerox Holdings Corp.
775,000	5.50%, due 8/15/28 (a)	659,808
		1,233,483
Offices of Dentists 0.4%
	Heartland Dental LLC / Heartland
	Dental Finance Corp.
225,000	10.50%, due 4/30/28 (a)	219,949

Oil and Gas Drilling 1.0%
	Ensign Drilling, Inc.
525,000	9.25%, due 4/15/24 (a)	506,585

Oil and Gas Services 3.4%
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)	742,775
	Enerflex Ltd.
445,000	9.00%, due 10/15/27 (a)	433,408
	Welltec International ApS
600,000	8.25%, due 10/15/26 (a)	612,678
		1,788,861
Paper 2.3%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)	666,418
	Mercer International, Inc.
700,000	5.125%, due 2/1/29	554,240
		1,220,658
Pipelines 9.4%
	Genesis Energy LP /
	Genesis Energy Finance Corp.
75,000	8.00%, due 1/15/27	73,140
675,000	7.75%, due 2/1/28	649,535
	Global Partners LP /
	GLP Finance Corp.
150,000	7.00%, due 8/1/27	144,159
416,000	6.875%, due 1/15/29	382,853
	ITT Holdings LLC
810,000	6.50%, due 8/1/29 (a)	646,850
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
600,000	11.50%, due 2/15/28 (a)	565,992
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
700,000	7.50%, due 2/1/26 (a)	669,489
	Summit Midstream Holdings
	LLC / Summit Midstream
	Finance Corp.
750,000	5.75%, due 4/15/25	612,195
625,000	9.00%, due 10/15/26 (a)	593,088
	TransMontaigne Partners LP/
	TLP Finance Corp.
750,000	6.125%, due 2/15/26	654,161
		4,991,462
Plastics Product Manufacturing 1.0%
	FXI Holdings, Inc.
595,000	12.25%, due 11/15/26 (a)	548,888

Poultry 1.0%
	Simmons Foods, Inc./Simmons
	Prepared Foods, Inc./Simmons
	Pet Food, Inc./Simmons Feed
675,000	4.625%, due 3/1/29 (a)	549,221

Printing and Related Support Activities 0.3%
	LABL, Inc.
175,000	9.50%, due 11/1/28 (a)	175,656

Radio 3.2%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)	18,603
	Beasley Mezzanine
	Holdings LLC
810,000	8.625%, due 2/1/26 (a)	535,310
	Spanish Broadcasting
	System, Inc.
800,000	9.75%, due 3/1/26 (a)	523,369

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2023 (continued)
(Unaudited)

Principal Amount/
Shares		Value
Radio 3.2% (continued)
	Urban One, Inc.
$700,000	7.375%, due 2/1/28 (a)	$630,777
		1,708,059
REITs – Storage 0.9%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)	504,296

Rental Auto/Equipment 0.8%
	PROG Holdings, Inc.
500,000	6.00%, due 11/15/29 (a)	442,520

Retail – Office Supplies 0.8%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)	411,526

Retail – Propane Distribution 1.1%
	Ferrellgas LP /
	Ferrellgas Finance Corp.
700,000	5.875%, due 4/1/29 (a)	583,723

Tobacco Manufacturing 1.0%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)	545,593

Transport – Air Freight 1.0%
	Rand Parent LLC
600,000	8.50%, due 2/15/30 (a)	518,656

Transportation Services 2.5%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)	700,301
	First Student Bidco, Inc. /
	First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)	623,229
		1,323,530
Travel Arrangement and
Reservation Services 0.9%
	Lindblad Expeditions
	Holdings, Inc.
500,000	9.00%, due 5/15/28 (a)	499,083

Water 1.3%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)	728,189
Total Corporate Bonds
(cost $56,213,583)		49,455,772

MONEY MARKET FUND 6.6%
3,503,314	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 4.98% (b)	3,503,314
Total Money Market Fund
(cost $3,503,314)		3,503,314
Total Investments
(cost $59,853,914)	98.8%	53,168,806
Other Assets less Liabilities	1.2%	665,398
TOTAL NET ASSETS	100.0%	$53,834,204

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2023, the value of these investments was $44,049,194 or 82.48% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2023.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. As of May 31, 2023, the total value of fair valued securities was $809,720 or 1.50% of total net assets.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2023
(Unaudited)

Assets:
Investments in securities, at value (cost $59,853,914)	$53,168,806
Receivable for fund shares sold	109,224
Interest receivable	885,175
Prepaid expenses	19,284
Total assets	54,182,489

Liabilities:
Payable to investment adviser	14,712
Payable for securities purchased	266,949
Payable for interest tax withheld	821
Administration fees	24,257
Transfer agent fees and expenses	11,721
Fund accounting fees	4,954
Audit fees	10,836
Chief Compliance Officer fee	2,735
Custody fees	1,004
Shareholder reporting	5,373
Trustees’ fees and expenses	299
Accrued expenses	4,624
Total liabilities	348,285
Net Assets	$53,834,204

Net Assets Consist of:
Paid-in capital	$63,104,292
Total accumulated deficit	(9,270,088)
Net Assets	$53,834,204

Net Asset Value, Offering Price and Redemption Price Per Share	$8.51

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	6,329,482

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2023
(Unaudited)

Investment Income:
Interest	$2,232,210
Total investment income	2,232,210

Expenses:
Investment advisory fees (Note 4)	140,314
Administration fees (Note 4)	48,338
Transfer agent fees and expenses (Note 4)	23,700
Registration fees	11,519
Audit fees	11,186
Fund accounting fees (Note 4)	9,735
Trustees’ fees and expenses	8,909
Chief Compliance Officer fee (Note 4)	5,485
Reports to shareholders	4,585
Legal fees	3,899
Miscellaneous	3,266
Custody fees (Note 4)	2,999
Insurance	1,192
Total expenses	275,127
Less: Fee waiver by adviser (Note 4)	(55,727)
Net expenses	219,400
Net investment income	2,012,810

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(190,491)
Net change in unrealized appreciation/(depreciation) on investments	1,531,025
Net gain on investments	1,340,534
Net increase in net assets resulting from operations	$3,353,344

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$2,012,810	$3,963,047
Net realized loss on investments	(190,491)	(2,103,039)
Net change in unrealized appreciation/(depreciation) on investments	1,531,025	(6,859,699)
Net increase/(decrease) in net assets resulting from operations	3,353,344	(4,999,691)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,987,631)	(3,984,648)
Total dividends and distributions	(1,987,631)	(3,984,648)

Capital Share Transactions:
Proceeds from shares sold	7,855,469	12,161,800
Distributions reinvested	523,732	1,235,174
Payment for shares redeemed	(5,914,563)	(14,804,437)
Net increase/(decrease) in net assets from capital share transactions	2,464,638	(1,407,463)
Total increase/(decrease) in net assets	3,830,351	(10,391,802)

Net Assets, Beginning of period	50,003,853	60,395,655
Net Assets, End of period	$53,834,204	$50,003,853

Transactions in Shares:
Shares sold	929,343	1,393,691
Shares issued on reinvestment of distributions	62,442	138,498
Shares redeemed	(699,992)	(1,625,229)
Net increase/(decrease) in shares outstanding	291,793	(93,040)

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$8.28		$9.85	$9.71	$9.61	$9.67	$10.33

Income From Investment Operations:
Net investment income	0.33		0.68	0.61	0.63	0.64	0.60
Net realized and unrealized gain/(loss) on investments	0.23		(1.57)	0.14	0.08	(0.06)	(0.66)
Total from investment operations	0.56		(0.89)	0.75	0.71	0.58	(0.06)

Less Distributions:
Distributions from net investment income	(0.33)		(0.68)	(0.61)	(0.63)	(0.64)	(0.60)
Distributions from net realized gains	—		—	—	(0.01)	—	—
Total distributions	(0.33)		(0.68)	(0.61)	(0.64)	(0.64)	(0.60)
Increase from payment by affiliate
and administrator due to operational error	—		—	—	0.03	—	—

Net asset value, end of period	$8.51		$8.28	$9.85	$9.71	$9.61	$9.67

Total Return	6.85	%++	-9.26%	7.85%	8.36%^	6.14%	-0.63%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$53,834		$50,004	$60,396	$55,110	$52,086	$57,278
Ratio of expenses to average net assets:
Net of fee waivers	0.86	%+	0.86%	0.86%	0.86%	0.86%	0.82%
Before fee waivers	1.08	%+	1.06%	0.97%	1.11%	1.03%	0.99%
Ratio of net investment income to average net assets:
Net of fee waivers	7.89	%+	7.50%	6.13%	6.80%	6.53%	5.95%
Before fee waivers	7.67	%+	7.30%	6.02%	6.55%	6.36%	5.78%
Portfolio turnover rate	16	%++	23%	72%	51%	63%	48%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.  Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management has also been working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

risk management program and appoint a derivatives risk manager.  The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets.  For the six months ended May 31, 2023, the Fund did not enter into derivatives transactions.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2023, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2023, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2023.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$209,720	$209,720
Fixed Income
Corporate Bonds	—	48,855,772	600,000	49,455,772
Total Fixed Income	—	48,855,772	600,000	49,455,772
Money Market Fund	3,503,314	—	—	3,503,314
Total Investments	$3,503,314	$48,855,772	$809,720	$53,168,806

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2022	$239,680	$171,000
Accrued discounts/premiums	—	2,189
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(29,960)	426,811
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2023	$209,720	$600,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2023, and still classified as Level 3 was $396,851.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2023, the Fund incurred $140,314 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the six months ended May 31, 2023, the Adviser reduced its fees in the amount of $55,727.

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2023, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $7,728 of sub-transfer agent fees during the six months ended May 31, 2023. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2023, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $9,162,279 and $7,617,909, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2023.

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $10,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2023, the Fund did not draw on its line of credit.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2023 and the year ended November 30, 2022 are as follows:

	Six Months Ended	Year Ended
	May 31, 2023	November 30, 2022
Ordinary income	$1,987,631	$3,984,648

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

As of November 30, 2022, the Fund’s most recently completed fiscal year, the components of capital on a tax basis were as follows:

Cost of investments (a)	$57,363,509
Gross unrealized appreciation	316,655
Gross unrealized depreciation	(8,532,788)
Net unrealized depreciation (a)	(8,216,133)
Undistributed ordinary income	31,107
Undistributed long-term capital gains	—
Total distributable earnings	31,107
Other accumulated gains/(losses)	(2,450,775)
Total accumulated earnings/(losses)	$(10,635,801)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

As of November 30, 2022, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
$105,122	$2,345,653

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in

20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2023 (continued)
(Unaudited)

comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2023, International Union UAW Strike Trust, for the benefit of their customers, owned 54.40% of the outstanding shares of the Fund.

Note 10 – Trustees and Officers
Ms. Lillian Kabakali was approved by the Board as an Assistant Secretary effective July 10, 2023.

21

PIA High Yield Fund
Notice to Shareholders – May 31, 2023
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Port
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

22

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 18, 2022 and December 7 - 8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “High Yield Fund” or “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board considered that all shareholders of the Fund are advisory clients of the Adviser and that the Fund is used as an investment option to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as

23

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund outperformed its Cohort average for the one-, three-, five-, and ten-year periods ended June 30, 2022. The Board also noted that the High-Yield Fund performed in line with its Morningstar peer group average for the one-year period and outperformed for the three-, five-, and ten-year periods ended June 30, 2022. The Board also reviewed the performance of the High-Yield Fund against a broad-based securities market benchmark for the same period, noting that it had outperformed its benchmark index for the one-year period, three-, five- and ten-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the High-Yield Fund, noting that the Fund underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Cohort, the Morningstar peer Funds, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had temporarily agreed, through at least March 29, 2023, to maintain an annual expense ratio for the Fund of 0.86%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was above its Morningstar peer group average. The Board also considered that the contractual management fee was above the Cohort average and in line with the Cohort median, while the total expense ratio was above the Cohort average and median. The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the fees charged to the Advisor’s separately managed account clients, primarily as a reflection of the larger account size for separate account clients as well as client service and operations differences between the Fund and the separate account clients.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

24

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the High Yield Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the High Yield Fund would be in the best interests of the Fund and its shareholders.

25

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA  90245

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/4/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/4/23

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal
Financial Officer

Date  8/7/23

* Print the name and title of each signing officer under his or her signature.